LVIP Dimensional International Core Equity Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.65%
Australia–6.45%
A2B Australia	7,280	$ 7,223
Accent Group	23,197	26,722
Adairs	13,303	17,075
Adelaide Brighton	25,861	53,276
AGL Energy	8,805	113,910
Ainsworth Game Technology	6,705	3,511
Alliance Aviation Services	9,170	14,248
ALS	30,543	165,323
Altium	3,169	71,517
Alumina ADR	2,200	14,278
AMA Group	23,132	18,999
†Amaysim Australia	19,169	3,884
AMP	132,732	163,706
Ansell	6,355	117,640
AP Eagers	8,934	85,748
APA Group	17,380	134,606
Appen	6,740	96,474
ARB	3,562	45,831
Aristocrat Leisure	10,419	215,414
ARQ Group	4,463	1,130
†Asaleo Care	43,396	28,558
ASX	1,047	57,375
Atlas Arteria	18,854	99,407
†Atrium European Real Estate	6,949	27,721
AUB Group	1,133	8,932
Aurelia Metals	49,624	15,226
Aurizon Holdings	131,158	522,841
Ausdrill	35,776	53,918
AusNet Services	51,033	62,522
Austal	16,268	47,715
Australia & New Zealand Banking Group	36,560	702,306
†Australian Agricultural	17,102	12,014
Australian Finance Group	15,079	22,394
Australian Pharmaceutical Industries	32,365	29,497
Aveo Group	22,000	31,643
Bank of Queensland	27,677	185,353
Bapcor	25,233	125,509
Beach Energy	125,950	214,986
Bega Cheese	13,386	40,976
†Bellamy's Australia	3,466	30,505
Bendigo & Adelaide Bank	21,637	167,882
BHP Group	45,795	1,131,620
BHP Group ADR	13,249	594,401
Bingo Industries	13,810	20,607
Blackmores	629	36,381
BlueScope Steel	34,099	276,965
Boral	48,082	156,921
Brambles	23,737	182,799
Bravura Solutions	9,494	26,603
Breville Group	5,111	55,575
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Brickworks	6,557	$ 78,178
BWX	14,069	36,805
Caltex Australia	14,501	257,662
Capitol Health	68,459	10,851
†Cardno	10,023	7,577
carsales.com	13,775	142,317
Cedar Woods Properties	3,504	16,413
Challenger	20,833	103,750
CIMIC Group	1,187	25,221
Citadel Group	3,806	9,353
Cleanaway Waste Management	104,872	138,166
Clinuvel Pharmaceuticals	147	2,454
Coca-Cola Amatil	19,701	141,767
Cochlear	1,278	179,846
Codan	12,182	45,576
Coles Group	26,437	274,852
Collection House	36,814	32,079
Collins Foods (Australian Securities Exchange)	10,696	72,315
Commonwealth Bank of Australia	19,532	1,065,459
Computershare	11,487	125,574
†Cooper Energy	81,617	31,967
Corporate Travel Management	3,435	43,793
Costa Group Holdings	11,614	29,444
Credit Corp Group	4,622	94,186
Crown Resorts	9,349	76,052
†CSG	12,526	1,860
CSL	4,920	777,911
CSR	42,583	122,841
Decmil Group	21,470	12,759
Domain Holdings Australia	20,587	47,147
Domino's Pizza Enterprises	3,634	113,922
Downer EDI	27,411	144,408
Eclipx Group	16,633	20,059
Elders	10,161	43,372
†Energy World	39,810	2,378
EQT	614	12,488
ERM Power	5,246	8,574
Estia Health	23,316	40,289
EVENT Hospitality and Entertainment	6,614	60,221
Evolution Mining	58,477	178,412
FlexiGroup	14,294	24,647
Flight Centre Travel Group	2,450	78,692
Fortescue Metals Group	88,371	526,003
G8 Education	40,645	71,086
Genworth Mortgage Insurance Australia	15,397	35,361
GrainCorp Class A	14,156	75,633
GUD Holdings	3,606	24,503
LVIP Dimensional International Core Equity Fund–1

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
GWA Group	14,620	$ 33,468
Hansen Technologies	12,748	32,566
Harvey Norman Holdings	39,577	121,074
Healius	32,532	70,710
HT&E	22,200	27,720
Huon Aquaculture Group	4,157	13,187
IDP Education	5,679	59,761
Iluka Resources	22,529	121,683
Imdex	35,738	33,793
†IMF Bentham	9,344	23,567
Incitec Pivot	72,351	165,689
Independence Group	24,619	107,099
Infomedia	17,374	23,827
Inghams Group	21,678	46,121
Insurance Australia Group	43,087	229,910
Integral Diagnostics	11,537	25,497
Integrated Research	6,964	14,532
InvoCare	5,833	54,621
IOOF Holdings	33,438	144,594
IPH	9,773	57,490
IRESS	7,649	59,831
†iSelect	18,420	7,335
†iSentia Group	6,749	2,007
IVE Group	13,275	18,816
Japara Healthcare	13,564	10,853
JB Hi-Fi	8,291	190,364
Jupiter Mines	61,368	16,171
Kogan.com	2,541	10,424
Lifestyle Communities	3,480	17,995
Link Administration Holdings (Australian Securities Exchange)	20,319	78,299
Lovisa Holdings	2,325	20,128
†Lynas	43,312	79,225
MACA	12,400	8,035
†Macmahon Holdings	102,720	14,213
Macquarie Group	4,682	415,023
Magellan Financial Group	4,300	149,770
†Mayne Pharma Group	92,739	32,596
McMillan Shakespeare	6,278	69,269
McPherson's	8,569	14,471
Medibank	154,970	355,892
†Medusa Mining	34,142	18,984
†Mesoblast	22,446	32,136
†Metals X	32,061	4,009
Metcash	74,480	150,386
Mineral Resources	13,235	119,688
†MMA Offshore	114,419	14,673
Monadelphous Group	5,859	62,353
Monash IVF Group	15,268	10,987
Money3	12,540	19,660
Mortgage Choice	11,418	8,788
†Myer Holdings	88,520	36,475
MyState	5,286	16,307
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
National Australia Bank	43,917	$ 880,545
Navigator Global Investments	2,382	5,373
New Hope	12,612	18,757
Newcrest Mining	10,049	231,887
†NEXTDC	4,758	19,803
nib holdings	21,918	108,074
Nick Scali	2,060	10,435
Nine Entertainment	135,541	179,119
Northern Star Resources	21,300	158,302
NRW Holdings	29,414	46,111
Nufarm	15,085	57,485
OFX Group	8,551	9,223
Oil Search	25,460	125,689
OM Holdings	23,197	7,046
oOh!media	20,640	39,891
Orica	11,287	171,881
Origin Energy	38,307	206,326
Orora	60,707	118,454
OZ Minerals	27,702	179,936
Pacific Current Group	4,680	22,442
†Pact Group Holdings	10,178	15,119
Pendal Group	17,975	89,844
Perpetual	2,985	75,605
†Perseus Mining	96,454	45,419
=Pioneer Credit	5,416	8,993
Platinum Asset Management	14,872	42,609
†Praemium	19,514	6,668
Premier Investments	3,258	42,650
Pro Medicus	2,911	54,715
PWR Holdings	7,683	24,333
Qantas Airways	17,381	73,864
QBE Insurance Group	35,990	305,282
QMS Media	32,297	20,064
Qube Holdings	53,775	116,296
Ramelius Resources	60,311	45,703
Ramsay Health Care	3,048	133,533
REA Group	988	72,230
Reece	3,440	25,148
Regis Healthcare	6,738	13,243
Regis Resources	47,283	155,998
Reject Shop	2,536	3,338
Reliance Worldwide	13,168	35,850
†Resolute Mining	67,381	64,413
Ridley	9,945	6,679
Rio Tinto (Australian Securities Exchange)	9,742	610,190
Sandfire Resources	13,634	60,435
Santos	83,016	432,862
†Saracen Mineral Holdings	31,831	73,969
SeaLink Travel Group	3,385	8,477
SEEK	9,296	134,842
Select Harvests	6,881	35,747

LVIP Dimensional International Core Equity Fund–2

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
†Senex Energy	51,921	$ 12,092
Servcorp	2,368	6,761
Service Stream	21,301	37,706
Seven Group Holdings	4,010	47,231
†Seven West Media	80,912	21,319
SG Fleet Group	11,452	17,933
Sigma Healthcare	68,311	27,663
†Silver Chef	1,005	475
†Silver Lake Resources	56,622	35,645
Sims Metal Management	15,018	105,542
SmartGroup	2,355	19,423
Sonic Healthcare	6,029	114,316
South32	109,903	193,835
South32 ADR	2,400	21,144
Southern Cross Media Group	48,883	40,797
Spark Infrastructure Group	53,743	78,352
SpeedCast International	13,963	11,561
SRG Global	36,425	10,068
St Barbara	58,897	115,046
Star Entertainment Group	62,242	183,300
Steadfast Group	22,185	53,197
Suncorp Group	27,411	252,534
†Sundance Energy Australia	60,182	7,667
Super Retail Group	7,541	50,497
Sydney Airport	12,461	67,616
Tabcorp Holdings	44,414	145,378
Tassal Group	16,428	47,495
Technology One	17,176	83,339
Telstra	63,266	149,970
†Thorn Group	8,175	1,352
TPG Telecom	23,933	112,172
Transurban Group	13,592	134,934
Treasury Wine Estates	1,807	22,681
Villa World	10,756	16,912
Village Roadshow	10,980	21,064
†Virgin Australia Holdings	38,668	4,176
Virtus Health	5,888	17,702
Vita Group	15,703	12,892
†Vocus Group	43,135	101,414
Webjet	4,187	30,857
Webster	18,826	15,883
Wesfarmers	17,293	464,625
Western Areas	21,842	45,776
†Westgold Resources	5,951	10,029
Westpac Banking	35,098	700,999
Westpac Banking ADR	1,000	19,990
Whitehaven Coal	62,311	131,048
WiseTech Global	2,594	60,959
Woodside Petroleum	13,548	295,985
Woolworths Group	15,144	381,078
WorleyParsons	14,422	126,521
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
WPP AUNZ	29,030	$ 10,102
		25,403,912
Austria–0.52%
Agrana Beteiligungs	660	12,186
ANDRITZ	2,472	101,019
AT&S Austria Technologie & Systemtechnik	2,359	40,519
CA Immobilien Anlagen	2,658	94,300
DO & Co.	342	31,498
†Erste Group Bank	6,746	222,952
EVN	3,629	63,841
FACC	968	11,357
Flughafen Wien	326	13,627
Kapsch TrafficCom	264	8,909
Lenzing	898	86,485
Mayr Melnhof Karton	653	78,576
Oesterreichische Post	2,358	82,754
OMV	4,678	250,733
Palfinger	713	18,768
POLYTEC Holding	1,389	12,535
Porr	855	17,609
Raiffeisen Bank International	9,854	228,530
Rosenbauer International	188	8,051
S IMMO	2,366	54,409
Schoeller-Bleckmann Oilfield Equipment	676	40,110
†Semperit Holding	457	6,306
Strabag	1,484	47,635
†Telekom Austria	10,576	76,887
UBM Development	240	11,013
UNIQA Insurance Group	11,469	103,581
Verbund	668	36,550
Vienna Insurance Group	4,153	108,185
voestalpine	5,657	130,067
Wienerberger	1,159	28,214
†Zumtobel Group	329	2,474
		2,029,680
Belgium–1.31%
Ackermans & van Haaren	2,033	308,798
Ageas	8,386	464,879
†AGFA-Gevaert	17,613	72,221
Anheuser-Busch InBev	11,198	1,065,820
Anheuser-Busch InBev ADR	1,200	114,180
Atenor	229	18,620
Barco	316	62,408
Bekaert	3,553	101,891
bpost	3,087	32,351
Cie d'Entreprises CFE	740	68,114
Colruyt	2,723	149,172
Deceuninck	2,600	5,200

LVIP Dimensional International Core Equity Fund–3

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Belgium (continued)
D'ieteren	2,761	$ 149,660
Econocom Group	3,074	7,692
Elia System Operator	1,188	97,115
Euronav	19,454	178,292
EVS Broadcast Equipment	474	11,631
†Exmar	2,088	12,585
Fagron	3,145	55,694
†Galapagos	316	48,144
Gimv	1,716	103,584
Immobel S.A.	390	28,480
Jensen-Group	278	10,514
KBC Group	6,366	413,480
Kinepolis Group	664	40,809
Lotus Bakeries	22	61,866
Melexis	1,085	75,252
†Nyrstar	3,808	872
Ontex Group	4,267	76,759
Orange Belgium	3,417	70,533
Picanol	88	5,985
Proximus	4,722	140,309
Recticel	4,441	37,693
Resilux	61	8,577
Sioen Industries	782	18,240
Sipef	408	19,166
Solvay Class A	4,262	441,233
Telenet Group Holding	1,893	89,330
TER Beke	48	6,592
†Tessenderlo Group	1,566	49,500
UCB	4,328	314,007
Umicore	3,504	132,392
Van de Velde	150	3,842
		5,173,482
Canada–9.58%
†5N Plus	6,300	10,414
Absolute Software	1,400	8,042
Acadian Timber Class C	800	10,271
†Advantage Oil & Gas	8,323	13,507
Aecon Group	4,300	59,201
Ag Growth International	1,600	53,766
AGF Management Class B	5,000	23,399
Agnico Eagle Mines	1,001	53,664
†Aimia	10,261	26,178
†Air Canada	5,006	163,271
AirBoss of America	1,300	7,654
†Alacer Gold	23,300	94,090
Alamos Gold Class A	30,274	175,762
Alaris Royalty	3,689	54,826
†Alcanna	1,420	5,573
†Alexco Resource	6,700	11,682
Algonquin Power & Utilities	4,698	64,363
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Algonquin Power & Utilities (New York Shares)	6,021	$ 82,440
Alimentation Couche-Tard Class B	9,600	294,192
†Alio Gold	3,300	2,042
AltaGas	14,234	208,968
†Amerigo Resources	14,300	7,556
Andrew Peller Class A	1,500	16,021
ARC Resources	23,100	110,021
†Argonaut Gold	26,900	42,639
†Aritzia	5,300	67,168
†Asanko Gold	4,900	4,549
Atco Class I	2,000	73,186
†Athabasca Oil	26,708	12,902
†Aurora Cannabis	1,847	8,114
†Aurora Cannabis (New York Shares)	7,306	32,073
AutoCanada	1,479	8,920
†B2Gold	107,560	349,914
Badger Daylighting	1,700	52,212
Bank of Montreal	5,753	423,729
Bank of Montreal (New York Shares)	11,744	866,120
Bank of Nova Scotia	5,700	323,754
Bank of Nova Scotia (New York Shares)	14,291	812,443
Barrick Gold	11,139	195,021
Barrick Gold (New York Shares)	5,532	95,870
†Bausch Health Companies	14,262	311,625
†Baytex Energy	33,894	50,143
BCE	1,429	69,117
BCE (New York Shares)	1,020	49,378
Birchcliff Energy	22,653	36,591
Bird Construction	622	2,667
†Black Diamond Group	2,500	3,378
†BlackBerry	5,967	31,257
†BlackBerry (New York Shares)	21,078	110,659
BMTC Group	600	4,520
†BNK Petroleum	23,000	2,604
†Bombardier Class B	61,646	83,290
Bonavista Energy	10,324	4,753
Bonterra Energy	2,713	8,437
Boralex Class A	4,896	83,629
Brookfield Asset Management (New York Shares) Class A	2,564	136,123
BRP	1,341	52,190
CAE	2,800	71,139
CAE (New York Shares)	7,974	202,540
†Calfrac Well Services	11,500	13,628
Calian Group	600	15,905

LVIP Dimensional International Core Equity Fund–4

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Cameco	9,736	$ 92,447
Cameco (New York Shares)	8,237	78,251
Canaccord Genuity Group	4,253	16,757
†Canacol Energy	4,600	15,729
†Canada Goose Holdings	2,268	99,724
Canadian Imperial Bank of Commerce	2,792	230,361
Canadian Imperial Bank of Commerce (New York Shares)	6,405	528,797
Canadian National Railway	6,953	624,797
Canadian Natural Resources	13,955	371,298
Canadian Natural Resources (New York Shares)	23,024	613,129
Canadian Pacific Railway	2,943	429,163
Canadian Tire Class A	2,209	247,886
Canadian Utilities Class A	1,945	57,329
Canadian Western Bank	7,045	176,863
†Canfor	6,500	76,194
Canfor Pulp Products	2,900	21,254
†Canopy Growth	1,000	22,908
CanWel Building Materials Group	6,028	20,975
Capital Power	3,488	80,773
†Capstone Mining	14,500	6,457
Cardinal Energy	4,400	8,236
Cascades	8,787	76,804
CCL Industries Class B	2,000	80,673
†Celestica	7,808	55,983
Cenovus Energy	14,310	134,259
Cenovus Energy (New York Shares)	11,110	104,212
†Centerra Gold	16,927	143,864
Cervus Equipment	700	4,391
CES Energy Solutions	18,401	28,473
†CGI	4,759	376,567
Chesswood Group	2,200	15,809
†China Gold International Resources	14,900	12,821
CI Financial	13,700	199,888
Cineplex	5,656	103,570
Clearwater Seafoods	2,700	11,453
Cogeco	1,000	72,038
Cogeco Communications	1,366	110,086
Colliers International Group	500	37,551
Colliers International Group (New York Shares)	1,986	149,049
Computer Modelling Group	8,100	37,356
Constellation Software	400	399,487
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†Copper Mountain Mining	18,300	$ 9,255
Corby Spirit & Wine	700	9,088
Corus Entertainment Class B	12,100	48,314
Cott	5,200	64,841
Cott (New York Shares)	3,177	39,617
Crescent Point Energy	32,727	139,816
Crescent Point Energy (New York Shares)	2,503	10,663
†Crew Energy	5,725	2,938
†CRH Medical	1,667	5,134
†Denison Mines	25,260	12,202
†Descartes Systems Group	700	28,217
†Detour Gold	13,595	199,587
†DHX Media	7,383	10,644
Dollarama	4,400	157,521
Dorel Industries Class B	1,100	7,547
DREAM Unlimited Class A	8,238	59,445
†Dundee Precious Metals	9,200	30,971
ECN Capital	26,530	91,514
E-L Financial Class L	139	78,798
†Eldorado Gold	16,921	131,333
Element Fleet Management	29,835	238,707
Emera	1,809	79,414
Empire	6,415	173,685
Enbridge	6,033	211,748
Enbridge (New York Shares)	8,260	289,761
Encana	78,893	361,717
†Endeavour Mining	2,394	45,753
†Endeavour Silver	5,900	13,182
Enerflex	7,900	69,289
Enerplus	12,700	94,614
Enerplus (New York Shares)	17,501	130,207
Enghouse Systems	2,400	66,121
Ensign Energy Services	9,100	21,018
Equitable Group	556	43,566
†ERO Copper	1,900	27,750
Evertz Technologies	1,800	22,594
Exchange Income	808	25,261
Exco Technologies	2,400	13,315
Extendicare	8,400	54,273
Fairfax Financial Holdings	800	352,644
Fiera Capital	3,700	28,766
Finning International	9,900	173,288
First Capital Realty	4,300	71,631
†First Majestic Silver	7,428	67,560
First National Financial	1,200	35,325
First Quantum Minerals	13,914	116,891
FirstService	1,600	164,062
Fortis	2,441	103,197
Fortis (New York Shares)	3,390	143,499

LVIP Dimensional International Core Equity Fund–5

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†Fortuna Silver Mines	15,827	$ 48,980
Franco-Nevada	598	54,514
Frontera Energy	5,800	56,124
Gamehost	1,600	10,446
†GDI Integrated Facility Services	100	2,191
†Gear Energy	24,579	8,812
Genworth MI Canada	2,441	96,914
George Weston	2,361	198,632
Gibson Energy	9,872	169,520
Gildan Activewear	1,700	60,334
Gildan Activewear (New York Shares)	1,909	67,769
GMP Capital	8,500	16,040
goeasy	900	40,460
†Golden Star Resources	3,060	8,800
GoldMoney	6,400	10,386
†Gran Tierra Energy	33,675	41,685
†Great Canadian Gaming	3,973	123,972
Great-West Lifeco	5,869	140,916
†Guyana Goldfields	5,522	3,918
†Heroux-Devtek	2,187	28,393
High Liner Foods	3,400	28,332
†Home Capital Group	4,712	91,654
Horizon North Logistics	13,100	9,789
Hudbay Minerals	11,499	41,488
Hudbay Minerals (New York Shares)	5,664	20,447
Husky Energy	17,684	124,403
Hydro One	4,900	90,577
Ia Financial	5,623	255,886
†IAMGOLD	30,700	104,739
†IBI Group	2,100	7,767
IGM Financial	2,100	59,631
†Imperial Metals	3,600	5,842
Imperial Oil	2,500	65,102
Imperial Oil (New York Shares)	2,828	73,613
Information Services	1,000	12,001
Innergex Renewable Energy	8,151	94,070
Intact Financial	535	53,845
Inter Pipeline	18,300	321,150
†Interfor	7,236	76,464
†International Petroleum	5,091	17,753
†Intertain Group	1,100	9,648
Intertape Polymer Group	4,327	56,339
Jamieson Wellness	900	15,808
Just Energy Group	7,146	16,937
Just Energy Group (New York Shares)	2,000	4,740
K-Bro Linen	800	21,950
†Kelt Exploration	13,500	35,461
Keyera	10,176	247,094
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†Kinaxis	600	$ 39,047
Kinder Morgan Canada	2,400	27,010
†Kinross Gold	118,832	547,138
Kirkland Lake Gold	6,400	286,704
Lassonde Industries Class A	100	13,694
Laurentian Bank of Canada	3,387	115,120
Leon's Furniture	1,469	18,240
Linamar	4,576	148,763
Loblaw	4,033	229,709
Lucara Diamond	28,465	23,849
Lundin Mining	49,009	230,461
Magellan Aerospace	1,000	11,239
Magna International	3,400	181,234
Magna International (New York Shares)	14,921	795,737
†Major Drilling Group International	6,566	31,719
Manulife Financial	9,853	180,721
Manulife Financial (New York Shares)	24,477	449,398
Maple Leaf Foods	3,822	85,738
Martinrea International	9,900	85,336
†Mav Beauty Brands	2,800	8,559
Medical Facilities	3,953	23,959
†MEG Energy	17,838	78,092
Methanex	200	7,097
Methanex (New York Shares)	2,161	76,651
Metro Class A	3,171	139,612
Morguard	200	31,173
Morneau Shepell	2,000	49,757
Mountain Province Diamonds	4,500	4,212
MTY Food Group Class I	600	28,713
Mullen Group	8,500	56,010
National Bank of Canada	12,322	613,101
†New Gold	59,077	59,307
†New Gold (New York Shares)	2,694	2,721
NFI Group	4,300	91,268
Norbord	1,200	28,767
Norbord (New York Shares)	1,896	45,409
North American Construction Group	1,200	13,831
North American Construction Group (New York Shares)	1,200	13,836
North West	2,700	57,674
Northland Power	6,846	131,355
Nutrien (New York Shares)	6,444	321,427
†NuVista Energy	9,000	16,847

LVIP Dimensional International Core Equity Fund–6

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†Obsidian Energy	2,971	$ 2,467
OceanaGold	61,714	161,173
Onex	2,700	167,378
Open Text	5,859	239,106
Osisko Gold Royalties	5,219	48,493
Osisko Gold Royalties (New York Shares)	2,306	21,446
†Painted Pony Energy	8,554	4,390
Pan American Silver	12,956	202,919
Pan American Silver (New York Shares)	7,043	110,434
†Paramount Resources Class A	4,400	21,388
†Parex Resources	13,860	212,370
Park Lawn	600	11,702
Parkland Fuel	5,321	170,653
Pason Systems	5,362	65,363
Pembina Pipeline	1,748	64,795
Pembina Pipeline (New York Shares)	999	37,033
†Pengrowth Energy	23,764	4,664
Peyto Exploration & Development	14,495	36,542
†PHX Energy Services	2,800	5,918
Pizza Pizza Royalty	900	6,977
†Points International	700	7,679
Polaris Infrastructure	900	8,981
Pollard Banknote	800	11,847
†Precision Drilling	13,907	15,955
†Precision Drilling (New York Shares)	5,200	5,928
†Premier Gold Mines	23,496	33,164
Premium Brands Holdings	1,400	98,413
†Pretium Resources	2,371	27,328
Quarterhill	21,100	27,553
Quebecor Class B	7,600	172,554
Recipe Unlimited	1,200	23,722
Restaurant Brands International	969	68,898
Richelieu Hardware	3,600	69,454
Ritchie Bros Auctioneers	2,100	83,790
Rocky Mountain Dealerships	1,200	6,503
Rogers Communications Class B	500	24,354
Rogers Communications (New York Shares) Class B	3,360	163,733
Rogers Sugar	5,200	21,156
†Roxgold	25,200	19,972
Royal Bank of Canada	6,035	489,551
Royal Bank of Canada (New York Shares)	21,091	1,711,746
Russel Metals	7,540	120,483
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†Sandstorm Gold	8,400	$ 47,489
Saputo	3,200	98,354
Secure Energy Services	14,200	60,022
†SEMAFO	21,500	68,970
†Seven Generations Energy Class A	21,796	138,523
Shaw Communications Class B	13,277	261,026
ShawCor	5,185	59,722
†Shopify Class A	200	62,241
Sienna Senior Living	1,900	27,320
†Sierra Wireless	900	9,612
†Sierra Wireless (Nasdaq Stock Market)	507	5,425
Sleep Country Canada Holdings	1,300	20,223
SNC-Lavalin Group	3,089	43,507
†Spin Master	1,100	33,610
Sprott	5,700	13,423
†SSR Mining	5,462	79,198
†SSR Mining (New York Shares)	2,603	37,796
Stantec	2,500	55,327
Stantec (New York Shares)	2,136	47,355
†Stars Group	11,897	178,217
Stella-Jones	1,500	43,828
†STEP Energy Services	2,800	3,064
†Storm Resources	6,000	5,978
Stuart Olson	2,000	4,182
Sun Life Financial	2,300	102,843
Sun Life Financial (New York Shares)	5,990	268,412
Suncor Energy	13,192	416,118
Suncor Energy (New York Shares)	32,355	1,021,771
†SunOpta	4,163	7,493
Superior Plus	13,700	124,296
Surge Energy	21,900	18,679
†Tamarack Valley Energy	22,160	33,955
†Taseko Mines	18,300	7,735
TC Energy	4,138	214,307
Teck Resources Class B	8,254	133,823
Teck Resources (New York Shares) Class B	20,681	335,653
†TeraGo	1,800	13,600
†Teranga Gold	9,160	33,740
TFI International	6,800	208,181
Thomson Reuters	400	26,735
Thomson Reuters (New York Shares)	300	20,064
Tidewater Midstream and Infrastructure	18,184	15,510
Timbercreek Financial	8,565	62,451
TMX Group	1,918	165,531

LVIP Dimensional International Core Equity Fund–7

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
TORC Oil & Gas	13,034	$ 37,680
†Torex Gold Resources	6,800	84,278
Toromont Industries	1,400	67,630
Toronto-Dominion Bank	7,400	431,483
Toronto-Dominion Bank (New York Shares)	12,647	736,814
Total Energy Services	3,299	17,057
Tourmaline Oil	16,200	160,306
TransAlta	17,688	115,085
TransAlta (New York Shares)	11,388	74,022
TransAlta Renewables	7,364	75,760
Transcontinental Class A	7,600	88,801
TransGlobe Energy	13,800	18,228
†Trican Well Service	12,870	9,811
†Trisura Group	500	11,281
†Turquoise Hill Resources	33,041	15,462
Uni-Select	3,100	25,832
Valener	2,900	56,890
Vermilion Energy	3,928	65,435
Vermilion Energy (New York Shares)	7,129	119,126
Wajax	3,200	38,936
†Wesdome Gold Mines	14,900	67,142
West Fraser Timber	3,400	136,015
Western Forest Products	44,500	40,306
WestJet Airlines	1,300	30,026
Westshore Terminals Investment	4,267	65,864
Wheaton Precious Metals (New York Shares)	3,517	92,286
Whitecap Resources	36,400	126,384
Winpak	2,195	72,717
WSP Global	444	25,949
Yamana Gold	59,084	187,306
†Yangarra Resources	11,300	12,538
		37,720,340
Chile–0.04%
Antofagasta	15,000	165,593
		165,593
China–0.00%
BOE Varitronix	37,000	9,971
		9,971
Colombia–0.03%
Millicom International Cellular SDR	2,571	124,763
		124,763
Denmark–1.58%
†ALK-Abello Class A	462	95,031
Alm Brand	4,979	39,125
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
Ambu Class B	3,180	$ 52,597
AP Moller - Maersk Class A	28	29,852
AP Moller - Maersk Class B	57	64,435
†Bang & Olufsen	1,372	8,011
†Bavarian Nordic	821	22,060
Brodrene Hartmann	211	8,618
Carlsberg Class B	1,750	258,612
Chr Hansen Holding	1,749	148,164
Coloplast Class B	722	86,868
Columbus	4,653	6,515
D/S Norden	2,354	32,075
Danske Bank	9,118	126,853
†Demant	3,982	101,939
Dfds	1,943	70,483
†Drilling	701	39,287
DSV	5,970	567,448
FLSmidth & Co.	2,804	121,978
†Genmab	722	146,699
GN Store Nord	8,046	326,156
H Lundbeck	2,308	76,516
†H+H International Class B	1,148	17,184
ISS	10,565	261,202
Jeudan	76	12,537
†Jyske Bank	4,167	134,559
Matas	3,162	23,310
†Nilfisk Holding	2,781	64,471
†NKT	979	18,986
NNIT	488	6,020
Novo Nordisk ADR	2,700	139,590
Novo Nordisk Class B	17,239	890,845
Novozymes Class B	4,468	187,929
Orsted	1,087	101,046
Pandora	9,193	368,922
Per Aarsleff Holding Class B	1,112	35,980
Ringkjoebing Landbobank	2,978	186,817
Rockwool International Class A	198	38,270
Rockwool International Class B	377	75,381
Royal Unibrew	3,696	304,513
Scandinavian Tobacco Group Class A	4,192	49,050
Schouw & Co.	1,091	76,241
SimCorp	1,742	152,997
Solar Class B	701	29,473
Spar Nord Bank	6,082	54,783
Sydbank	3,568	62,922
Topdanmark	2,824	136,321
Tryg	2,432	69,678
Vestas Wind Systems	2,330	180,757
†Vestjysk Bank	29,090	14,949
†Zealand Pharma	3,070	78,162
		6,202,217

LVIP Dimensional International Core Equity Fund–8

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Finland–1.56%
Ahlstrom-Munksjo	2,126	$ 32,534
Aktia Bank	2,558	23,467
Alma Media	1,259	9,601
Asiakastieto Group	540	15,715
Aspo	1,168	10,617
Atria	742	6,098
Cargotec	2,638	84,867
Caverion	638	3,918
Citycon	3,899	40,904
Cramo	3,362	35,985
Elisa	5,000	257,773
Finnair	3,430	23,975
Fiskars	2,492	33,715
Fortum	13,097	309,564
†F-Secure	2,413	7,334
Huhtamaki	6,975	277,886
Kemira	9,101	133,856
Kesko Class A	1,009	58,302
Kesko Class B	4,036	254,929
Kone Class B	3,150	179,268
Konecranes	3,463	110,986
Lassila & Tikanoja	2,818	41,649
Metsa Board	12,062	71,675
Metso	7,029	262,303
Neste	18,939	626,590
Nokia (London Stock Exchange)	27,536	139,065
Nordea Bank	43,095	305,285
Olvi Class A	1,276	53,058
Oriola Class B	10,932	24,851
Orion Class A	1,279	47,333
Orion Class B	6,380	237,737
Outokumpu	12,925	34,039
†Outotec	8,669	50,788
Ponsse	944	28,900
Raisio Class V	7,392	26,266
Revenio Group	804	16,962
Sampo Class A	8,684	345,035
Sanoma	5,246	58,551
†Stockmann Class B	1,585	3,962
Stora Enso Class R	36,433	438,442
Tieto	2,711	69,439
Tikkurila	2,609	38,503
Tokmanni Group	5,246	58,322
UPM-Kymmene	26,342	777,843
Uponor	3,944	41,930
Vaisala Class A	1,389	38,378
Valmet	8,041	155,989
Wartsila	14,166	158,504
YIT	10,352	59,574
		6,122,267
France–7.69%
Accor	4,172	173,903
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Actia Group	1,052	$ 4,929
†Adevinta ASA	1,602	18,544
Aeroports de Paris	497	88,402
†Air France-KLM	27,389	286,593
Air Liquide	5,066	720,993
Airbus	6,515	845,833
Akka Technologies	780	53,717
AKWEL	593	10,988
Albioma	2,606	68,119
Alstom	3,766	156,000
Alten	2,137	243,970
Altran Technologies	10,359	162,638
Amundi	1,465	102,049
Arkema	5,566	518,899
Assystem	625	24,183
Atos	3,208	225,809
Aubay	366	13,536
AXA	19,576	499,849
Axway Software	477	5,511
Bastide le Confort Medical	242	10,221
Beneteau	1,847	19,416
Bigben Interactive	645	9,378
BioMerieux	1,939	160,356
BNP Paribas	10,140	492,975
Boiron	873	30,925
Bollore	22,188	91,880
Bonduelle SCA	924	23,566
Bouygues	10,454	418,649
Bureau Veritas	11,120	267,656
Burelle	10	9,263
Capgemini	2,414	284,251
Carrefour	17,822	311,747
Casino Guichard Perrachon	2,697	128,725
†CGG	34,664	77,496
Chargeurs	794	13,912
Cie de Saint-Gobain	15,146	593,613
Cie des Alpes	1,081	30,163
Cie Generale des Etablissements Michelin	6,220	692,554
Cie Plastic Omnium	5,008	137,498
CNP Assurances	4,598	88,855
Coface	10,017	113,766
Creditricole	11,104	134,400
Danone	7,821	688,887
Dassault Aviation	6	8,489
Dassault Systemes	1,117	159,124
Derichebourg	9,326	32,558
Devoteam	479	40,075
Edenred	5,523	264,937
Eiffage	6,266	649,565
Electricite de France	18,049	201,905
Electricite de Strasbourg	55	6,414
Elior Group	6,149	81,662

LVIP Dimensional International Core Equity Fund–9

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Elis	11,423	$ 201,890
Engie	25,807	421,226
Eramet	660	32,672
†Erytech Pharma	867	4,037
EssilorLuxottica	1,127	162,490
†Esso SA Francaise	184	4,813
Etablissements Maurel et Prom	5,157	15,687
Europcar Mobility Group	8,623	47,821
Eutelsat Communications	17,127	318,596
Exel Industries Class A	95	4,225
Faurecia	5,221	247,507
†Fnac Darty	1,519	95,948
Gaztransport Et Technigaz	1,367	135,249
Getlink	5,663	85,034
GL Events	866	21,663
Groupe Crit	390	28,119
Groupe Open	435	5,554
Guerbet	783	39,599
Haulotte Group	610	3,943
Hermes International	333	229,996
†ID Logistics Group	130	22,898
Iliad	1,980	185,963
Imerys	3,007	120,779
Ingenico Group	3,520	343,079
Ipsen	679	64,414
IPSOS	3,099	88,279
Jacquet Metal Service	1,315	22,217
JCDecaux	3,720	100,665
Kaufman & Broad	1,637	65,203
Kering	834	424,994
Korian	5,007	205,829
Lagardere SCA	13,189	291,699
Le Belier	321	9,289
Lectra	2,401	47,345
Legrand	3,922	279,783
Linedata Services	218	7,152
LISI	2,070	57,316
LNA Sante	292	14,923
L'Oreal	1,217	340,357
LVMH Moet Hennessy Louis Vuitton	3,082	1,222,813
Maisons du Monde	2,540	40,118
Maisons France Confort	195	7,588
Manitou BF	943	18,496
Manutan International	120	8,711
Mersen	822	25,616
Metropole Television	1,918	31,453
Natixis	24,220	100,347
Neopost	2,076	42,970
Nexans	2,914	107,529
Nexity	3,489	166,085
Oeneo	52	583
Orange	52,716	825,108
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Orange ADR	1,900	$ 29,583
Orpea	1,465	178,926
Pernod Ricard	690	122,807
Peugeot	33,997	848,522
†Pierre & Vacances	210	3,552
Plastivaloire	1,424	9,538
Publicis Groupe	8,167	401,859
Rallye	1,545	12,675
†Recylex	1,894	9,166
Remy Cointreau	357	47,390
Renault	5,120	293,853
Rexel	23,697	253,455
Robertet	45	36,001
Rothschild & Co.	2,248	64,501
Rubis SCA	3,539	205,552
Safran	2,151	338,675
Sanofi	5,165	478,448
Sartorius Stedim Biotech	594	83,085
Savencia	292	20,496
Schneider Electric	5,599	489,588
SCOR	7,203	297,393
SEB	1,269	192,599
Societe BIC	1,971	132,314
Societe Generale	13,199	361,549
Societe pour l'Informatique Industrielle	665	17,920
Sodexo	2,048	229,918
†SOITEC	1,058	104,503
†Solocal Group	24,875	19,794
Somfy	487	44,057
Sopra Steria Group	904	112,582
SPIE	4,989	99,831
†Ste Industrielle d'Aviation Latecoere	4,124	17,246
Stef	359	33,260
STMicroelectronics	22,956	444,239
STMicroelectronics (New York Shares)	1,700	32,878
Suez	9,314	146,384
Synergie	615	17,693
Tarkett	4,534	67,045
†Technicolor	9,951	8,605
Teleperformance	2,918	632,263
Television Francaise 1	5,220	45,820
Thales	1,927	221,510
Thermador Groupe	504	30,273
TOTAL	49,793	2,592,560
TOTAL ADR	4,971	258,492
Trigano	575	46,194
†Ubisoft Entertainment	6,574	473,924
Union Financiere de France BQE S.A.	430	9,456
Valeo	13,740	445,272
†Vallourec	20,867	55,217

LVIP Dimensional International Core Equity Fund–10

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
†Valneva	3,136	$ 9,912
Veolia Environnement	6,697	169,646
Vetoquinol	184	11,792
Vicat	1,860	80,687
Vilmorin & Cie	478	24,360
Vinci	7,748	834,607
Vivendi	3,266	89,367
†Worldline	672	42,334
		30,276,184
Germany–6.98%
1&1 Drillisch	2,151	67,051
7C Solarparken	3,540	12,605
Aareal Bank	4,128	125,468
adidas	2,051	638,567
ADO Properties	1,211	49,893
†ADVA Optical Networking	4,994	34,728
All for One Steeb	186	8,271
Allgeier	430	10,030
Allianz	3,344	778,389
Amadeus Fire	302	33,404
Atoss Software	81	11,168
Aurubis	2,276	101,450
†Axel Springer	2,941	201,949
BASF	21,008	1,468,839
Basler	144	6,514
Bauer	962	15,093
Bayer	21,609	1,522,420
Bayer ADR	980	17,336
Bayerische Motoren Werke	9,036	636,372
BayWa	899	25,416
Bechtle	948	96,483
Beiersdorf	507	59,778
Bertrandt	580	26,127
bet-at-home.com	209	10,652
Bilfinger	2,294	66,951
Borussia Dortmund & Co.	7,028	70,703
Brenntag	8,908	430,823
CANCOM	1,820	98,053
Carl Zeiss Meditec Class B	390	44,450
†CECONOMY	6,763	36,576
CENIT	409	6,063
CENTROTEC Sustainable	677	10,331
Cewe Stiftung & Co.	635	53,340
Commerzbank	43,134	249,698
CompuGroup Medical	1,663	100,055
Continental	4,172	535,296
†Corestate Capital Holding	853	31,425
Covestro	11,417	564,937
CropEnergies	1,890	12,978
CTS Eventim & Co.	3,351	188,790
Daimler	25,061	1,245,956
Deutsche Bank	39,833	297,639
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Deutsche Bank (New York Shares)	10,580	$ 79,350
Deutsche Boerse	3,306	515,601
Deutsche Lufthansa	14,234	225,967
Deutsche Pfandbriefbank	14,973	182,548
Deutsche Post	15,374	512,342
Deutsche Telekom	78,677	1,319,650
Deutsche Telekom ADR	4,300	71,853
Deutsche Wohnen	6,765	246,946
Deutz	14,839	86,030
DIC Asset	3,885	49,724
Dr Hoenle	138	7,519
Draegerwerk & Co.	124	4,372
Duerr	3,943	102,325
E.ON	57,318	557,280
Eckert & Ziegler	210	35,623
†EDAG Engineering Group	532	5,775
Elmos Semiconductor	625	16,563
†ElringKlinger	2,669	18,502
Energiekontor	647	12,694
Evonik Industries	6,459	159,448
†Evotec	6,127	136,279
Fielmann	1,757	129,342
First Sensor	589	20,575
Francotyp-Postalia Holding Class A	3,861	14,897
Fraport Frankfurt Airport Services Worldwide	1,932	163,748
Freenet	12,360	254,359
Fresenius & Co.	7,703	360,351
Fresenius Medical Care & Co.	7,812	524,968
FUCHS PETROLUB	1,252	45,473
GEA Group	5,721	154,340
Gerresheimer	2,539	182,046
Gesco	598	13,166
GFT Technologies	1,564	11,626
Grand City Properties	5,470	123,065
†H&R & Co.	1,285	8,530
Hamburger Hafen und Logistik	2,777	69,160
Hannover Rueck	1,211	204,670
Hapag-Lloyd	1,517	109,128
HeidelbergCement	3,729	269,420
†Heidelberger Druckmaschinen	22,239	27,392
Hella & Co.	4,241	189,573
Henkel & Co.	607	55,568
HOCHTIEF	474	54,017
HolidayCheck Group	3,631	8,825
Hornbach Baumarkt	449	8,659
Hornbach Holding & Co.	616	34,913
HUGO BOSS	3,703	198,254
Indus Holding	1,375	56,196

LVIP Dimensional International Core Equity Fund–11

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Infineon Technologies	34,567	$ 621,057
Isra Vision	465	19,513
Jenoptik	1,446	35,826
K+S	12,746	176,582
KION Group	5,935	312,116
Kloeckner & Co.	4,304	26,098
Koenig & Bauer	782	30,557
Krones	579	34,976
KWS Saat	195	12,816
LANXESS	5,727	349,780
LEG Immobilien	1,920	219,712
Leifheit	726	16,894
†Leoni	1,918	24,199
†LPKF Laser & Electronics	1,161	16,067
†Manz	413	8,013
Merck	1,723	194,096
METRO	19,411	306,235
MLP	5,144	26,632
MTU Aero Engines	1,934	513,897
Muenchener Rueckversicherungs-Gesellschaft in Muenchen Class R	1,528	394,679
Nemetschek	2,793	142,314
New Work	145	39,511
Nexus	689	23,680
†Nordex	2,860	31,126
Norma Group	2,584	89,610
OHB	563	20,182
OSRAM Licht	3,640	160,085
Paragon & Co.	108	1,481
PATRIZIA Immobilien	1,736	32,259
Pfeiffer Vacuum Technology	579	78,633
PNE	7,182	29,199
Porsche Automobil Holding	3,828	248,157
ProSiebenSat.1 Media	17,596	242,420
Puma	1,948	150,728
†QIAGEN	825	27,018
QSC	11,002	14,990
Rational	114	81,749
Rheinmetall	3,893	492,436
RHOEN-KLINIKUM	858	19,218
RIB Software	1,099	25,440
RWE	9,213	287,930
S&T	737	14,643
SAF-Holland	3,803	26,877
Salzgitter	2,683	45,064
SAP	4,128	485,755
Sartorius	1,144	208,563
Scout24	2,351	134,017
Secunet Security Networks	79	9,730
Siemens	2,924	313,000
Siltronic	896	68,069
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Sixt	1,046	$ 100,187
Sixt Leasing	985	12,996
†SMA Solar Technology	506	14,354
Software	1,442	39,590
Stabilus	1,248	61,023
STRATEC Biomedical	196	15,339
Stroeer & Co.	2,308	175,730
Suedzucker	6,877	105,763
†SUESS MicroTec	815	7,364
Surteco Group	396	8,805
Symrise	2,556	248,466
†TAG Immobilien	5,096	116,294
Takkt	2,185	28,960
†Talanx	2,814	121,599
Technotrans	604	14,549
†Tele Columbus	2,040	3,918
Telefonica Deutschland Holding	18,736	52,238
thyssenkrupp	3,195	44,211
TLG Immobilien	2,739	74,485
Uniper	9,406	308,481
United Internet	8,958	319,214
VERBIO Vereinigte BioEnergie	2,083	19,201
Volkswagen	1,062	182,562
Vonovia	7,173	363,923
Vossloh	415	17,102
Wacker Chemie	1,267	83,263
Wacker Neuson	1,488	25,932
Washtec	765	39,398
Wirecard	1,819	291,112
Wuestenrot & Wuerttembergische	1,974	38,728
†Zalando	276	12,602
Zeal Network	1,232	22,989
		27,494,726
■Hong Kong–2.66%
Agritrade Resources	340,000	39,910
AIA Group	115,600	1,090,228
Allied Properties	148,000	30,970
†Applied Development Holdings	125,000	4,944
APT Satellite Holdings	27,500	11,123
ASM Pacific Technology	21,700	264,771
Bank of East Asia	27,726	68,286
BOC Aviation	16,200	149,510
BOC Hong Kong Holdings	45,500	154,391
Bright Smart Securities & Commodities Group	48,000	7,965
†Brightoil Petroleum Holdings	123,000	23,540
=†Burwill Holdings	208,000	1,884
Cafe de Coral Holdings	48,000	128,537

LVIP Dimensional International Core Equity Fund–12

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Cathay Pacific Airways	22,000	$ 27,480
Century City International Holdings	124,000	8,391
CGN Mining	75,000	2,677
†China Display Optoelectronics Technology Holdings	192,000	13,211
China New Higher Education Group	36,000	14,132
†China Shandong Hi-Speed Financial Group	432,000	13,780
Chinese Estates Holdings	17,000	12,124
Chong Hing Bank	21,000	35,597
Chow Sang Sang Holdings International	15,000	16,112
Chow Tai Fook Jewellery Group	32,000	26,414
Chuang's Consortium International	88,000	18,186
CITIC Telecom International Holdings	159,000	57,786
CK Asset Holdings	19,680	133,334
CK Hutchison Holdings	32,180	284,089
CK Infrastructure Holdings	17,000	114,325
CK Life Sciences International Holdings	84,000	3,811
CLP Holdings	23,500	247,006
CNQC International Holdings	42,500	6,941
†Common Splendor International Health Industry Group	284,000	19,574
†Cosmopolitan International Holdings	72,000	11,667
Cowell e Holdings	68,000	10,782
CSI Properties	300,000	9,953
Dah Sing Banking Group	19,600	26,365
Dah Sing Financial Holdings	13,200	48,872
Eagle Nice International Holdings	4,000	1,113
Emperor International Holdings	106,000	23,395
†Esprit Holdings	109,700	20,847
Fairwood Holdings	6,000	16,964
Far East Consortium International	111,000	46,990
†FIH Mobile	344,000	42,136
First Pacific	172,000	65,846
†First Shanghai Investments	16,000	756
Fountain SET Holdings	70,000	10,709
Galaxy Entertainment Group	30,000	185,992
Get Nice Holdings	752,000	23,121
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Giordano International	126,000	$ 36,644
Global Brands Group Holding	35,800	2,870
=†Gold-Finance Holdings	80,000	551
†Goodbaby International Holdings	98,000	14,758
Great Eagle Holdings	14,000	47,904
†Great Harvest Maeta Group Holdings	75,000	14,263
Guoco Group	4,000	64,553
Guotai Junan International Holdings	144,000	24,443
Haitong International Securities Group	204,864	58,067
Hang Lung Group	42,000	104,658
Hang Lung Properties	50,000	113,474
Hang Seng Bank	10,700	230,559
Hanison Construction Holdings	16,639	2,379
Henderson Land Development	30,412	141,654
HK Electric Investments	62,000	59,091
HKBN	29,000	53,444
HKR International	50,160	19,898
HKT Trust	170,000	269,675
Hong Kong & China Gas	67,680	131,917
Hong Kong Exchanges & Clearing	13,852	406,003
†Hong Kong Finance Investment Holding Group	158,000	16,732
Hongkong & Shanghai Hotels	42,500	41,318
Hongkong Land Holdings	14,900	83,771
Hutchison Telecommunications Hong Kong Holdings	130,000	21,897
Hysan Development	13,000	52,424
†I-CABLE Communications	16,026	153
IGG	53,000	32,990
IT	50,000	13,930
ITC Properties Group	31,000	5,740
Jacobson Pharma	86,000	13,841
Johnson Electric Holdings	29,500	52,864
Kerry Logistics Network	28,500	45,582
Kerry Properties	27,000	83,136
Kingston Financial Group	186,000	27,044
Kowloon Development	35,000	41,716
Lai Sun Development	30,300	35,268
Lai Sun Garment International	14,200	15,400
†Landing International Development	96,000	12,610
Li & Fung	524,000	59,574

LVIP Dimensional International Core Equity Fund–13

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Lifestyle International Holdings	28,500	$ 29,695
Liu Chong Hing Investment	10,000	13,249
L'Occitane International	27,750	55,203
Luk Fook Holdings International	30,000	75,369
†Macau Legend Development	150,000	16,654
Man Wah Holdings	160,800	100,175
Mega Expo Holdings	50,000	13,234
Melco International Development	53,000	125,909
Melco Resorts & Entertainment ADR	600	11,646
Microport Scientific	178	161
Miramar Hotel & Investment	13,000	24,312
MTR	14,788	82,933
NagaCorp	106,000	165,792
Nameson Holdings	38,000	2,059
New World Development	295,077	383,205
†NewOcean Energy Holdings	62,000	11,708
NWS Holdings	48,058	74,435
=†Pacific Andes International Holdings	338,000	1,181
Pacific Basin Shipping	309,000	63,057
Pacific Textiles Holdings	82,000	55,119
†PC Partner Group	28,000	6,265
PCCW	346,000	194,241
Pico Far East Holdings	58,000	18,352
Playmates Holdings	60,000	7,810
Polytec Asset Holdings	88,500	10,613
Power Assets Holdings	20,000	134,257
PRADA	21,600	62,877
Public Financial Holdings	24,000	9,154
†Realord Group Holdings	26,000	16,387
Regal Hotels International Holdings	18,000	9,508
Regina Miracle International Holdings	29,000	20,188
Sa International Holdings	118,153	26,234
Samsonite International	102,600	217,360
Shangri-La Asia	62,000	63,193
Shenwan Hongyuan	20,000	2,987
Singamas Container Holdings	72,000	8,626
Sino Land	91,726	137,865
SITC International Holdings	132,000	135,988
Sitoy Group Holdings	26,000	4,118
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
SmarTone Telecommunications Holdings	33,500	$ 29,119
Soundwill Holdings	5,000	6,172
Stella International Holdings	14,000	21,792
Sun Hung Kai & Co.	54,000	23,367
Sun Hung Kai Properties	8,000	114,966
SUNeVision Holdings	49,000	36,614
Swire Pacific Class A	15,500	144,263
Swire Pacific Class B	22,500	32,903
Swire Properties	12,800	40,171
Tao Heung Holdings	2,000	339
Techtronic Industries	30,500	212,286
Television Broadcasts	19,200	31,319
Texwinca Holdings	36,000	8,263
TK Group Holdings	26,000	11,875
†TOM Group	44,000	8,140
Tradelink Electronic Commerce	74,000	10,837
Transport International Holdings	13,600	34,225
Tsui Wah Holdings	20,000	1,261
United Laboratories International Holdings	36,000	18,898
Value Partners Group	17,000	8,575
†Victory City Intel Holdings	8,760	441
Vitasoy International Holdings	32,000	129,710
VPower Group International Holdings	11,000	3,144
VSTECS Holdings	32,000	16,557
VTech Holdings	12,100	105,602
WH Group	397,500	355,984
Wharf Holdings	50,000	109,058
Wharf Real Estate Investment	17,000	92,846
Wheelock & Co.	24,000	136,732
Wing On Co. International	3,000	8,619
Wing Tai Properties	16,000	9,819
Xinyi Glass Holdings	140,000	154,211
Yue Yuen Industrial Holdings	52,000	142,068
		10,480,627
Ireland–0.79%
AIB Group	39,465	117,072
Bank of Ireland Group	51,381	203,593
C&C Group	21,795	98,585
Cairn Homes	11,595	14,230
CRH	865	29,690
CRH ADR	21,116	725,546
Flutter Entertainment	642	60,076

LVIP Dimensional International Core Equity Fund–14

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Ireland (continued)
Glanbia (London Stock Exchange)	18,019	$ 223,894
Irish Continental Group	13,703	62,431
James Hardie Industries CDI	9,134	153,431
Kerry Group Class A	2,922	341,733
Kingspan Group	7,952	388,294
Paddy Power Betfair	3,096	289,396
†Permanent TSB Group Holdings	929	1,225
Smurfit Kappa Group	13,172	391,680
UDG Healthcare	2,468	22,760
		3,123,636
Isle Of Man–0.07%
GVC Holdings	29,211	266,825
		266,825
Israel–0.80%
†Africa Israel Properties	560	19,543
†Airport City	2,584	50,346
Alrov Properties and Lodgings	323	13,728
Amot Investments	5,068	37,591
†Arko Holdings	22,824	9,222
Ashtrom Group	3,232	33,061
Ashtrom Properties	3,364	21,520
†Azorim-Investment Development & Construction	7,634	13,971
Azrieli Group	798	62,885
†Bank Hapoalim	19,151	150,897
Bank Leumi Le-Israel	49,700	353,855
Bayside Land	27	17,254
Bezeq The Israeli Telecommunication	60,878	40,373
Big Shopping Centers	149	13,591
Blue Square Real Estate	300	14,288
†Brack Capital Properties	39	4,507
Camtek	1,050	10,919
†Cellcom Israel	6,426	18,049
†Clal Insurance Enterprises Holdings	2,208	33,459
Danel Adir Yeoshua	234	15,913
Delek Automotive Systems	3,464	13,905
Delek Group	304	35,309
Delta Galil Industries	368	9,181
Dexia Israel Bank	75	16,386
Direct Insurance Financial Investments	1,870	21,990
†El Al Israel Airlines	17,349	5,061
Elbit Systems	270	44,826
Elbit Systems (New York Shares)	192	31,636
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Electra	116	$ 36,823
Electra Consumer Products 1970	515	8,723
†Equital	1,353	40,919
†First International Bank of Israel	2,222	59,148
Formula Systems 1985	762	48,402
Fox Wizel	1,055	37,535
Gilat Satellite Networks	1,455	12,369
Hadera Paper	295	13,662
Harel Insurance Investments & Financial Services	9,588	83,690
Hilan	812	33,101
IDI Insurance	189	7,285
IES Holdings	263	18,575
†Industrial Buildings	8,736	20,157
Inrom Construction Industries	2,596	10,330
Israel Chemicals	16,283	81,462
Israel Discount Bank Class A	51,316	225,544
†Kamada	634	3,268
Kerur Holdings	403	10,943
Magic Software Enterprises	2,500	22,975
Malam - Team	207	32,116
Matrix IT	1,514	25,762
Maytronics	4,037	34,362
Mega Or Holdings	1,052	22,578
†Mehadrin	38	1,532
Melisron	701	45,453
Menora Mivtachim Holdings	2,003	30,293
Migdal Insurance & Financial Holding	29,788	31,759
Mizrahi Tefahot Bank	4,998	124,192
Naphtha Israel Petroleum	2,641	14,703
†Nawi Brothers	1,174	7,852
Neto ME Holdings	91	7,901
†Nice	211	30,411
†Nice ADR	698	100,372
†Nova Measuring Instruments	1,159	37,367
†Oil Refineries	183,266	96,856
One Software Technologies	180	12,591
OPC Energy	1,809	14,010
†Partner Communications	7,166	34,891
Paz Oil	555	81,350
Phoenix Holdings	7,112	45,195
Plasson Industries	216	9,796
Rami Levy Chain Stores Hashikma Marketing 2006	226	12,808

LVIP Dimensional International Core Equity Fund–15

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Scope Metals Group	396	$ 9,236
Shapir Engineering and Industry	3,168	15,918
Shikun & Binui	16,387	62,480
Shufersal	9,132	66,747
Strauss Group	1,682	52,924
Summit Real Estate Holdings	1,759	20,848
Tadiran Holdings	507	19,720
†Teva Pharmaceutical Industries ADR	4,921	33,857
†Tower Semiconductor	4,961	95,450
YH Dimri Construction & Development	672	17,746
		3,137,253
Italy–2.72%
A2A	95,280	174,855
ACEA	3,282	65,524
Amplifon	7,582	186,014
Aquafil	1,318	10,142
†Arnoldo Mondadori Editore	9,603	16,914
Ascopiave	4,301	18,162
Assicurazioni Generali	14,232	275,812
Atlantia	6,785	163,978
Autogrill	10,024	97,076
Avio	1,339	17,367
Azimut Holding	9,520	178,657
=†Banca Carige	7,846	5
Banca Farmafactoring	6,455	33,640
Banca Generali	2,086	64,334
Banca IFIS	2,288	38,137
†Banca Monte dei Paschi di Siena	3,450	5,742
Banca Popolare di Sondrio	26,099	47,769
†Banco BPM	134,908	275,288
Banco di Desio e della Brianza	4,685	9,804
BasicNet	1,798	8,623
BE	10,569	11,842
Biesse	435	5,034
BPER Banca	36,635	141,545
Brembo	10,246	99,891
Brunello Cucinelli	1,247	38,840
Buzzi Unicem	2,778	63,703
Cairo Communication	10,980	28,116
Cementir Holding	2,477	16,604
Cerved Group	9,640	84,070
CIR-Compagnie Industriali Riunite	21,107	21,394
CNH Industrial	22,484	228,957
Credito Emiliano	13,304	71,706
†Credito Valtellinese	477,622	32,534
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
Danieli & C Officine Meccaniche	1,426	$ 25,210
Datalogic	1,125	16,150
Davide Campari-Milano	11,156	100,771
De' Longhi	2,087	39,351
DiaSorin	1,031	119,903
doValue	1,975	21,914
Enav	7,305	41,244
Enel	138,122	1,031,674
Eni	64,567	986,892
ERG	2,382	48,031
Esprinet	1,533	6,166
Falck Renewables	13,966	59,103
Ferrari	2,515	388,097
Fiera Milano	2,272	10,358
Fila	1,179	17,605
†Fincantieri	11,573	12,286
FinecoBank Banca Fineco	20,424	216,087
FNM	22,397	13,161
Geox	789	1,102
Gruppo MutuiOnline	1,221	21,959
†Guala Closures	317	2,253
Hera	47,402	194,523
IMA Industria Macchine Automatiche	1,092	76,416
†IMMSI	4,790	3,122
Interpump Group	4,707	148,764
Intesa Sanpaolo	132,655	314,236
Iren	32,369	94,411
Italgas	18,912	122,042
Italmobiliare	714	16,335
†Juventus Football Club	25,405	37,138
Leonardo	20,851	245,104
Maire Tecnimont	9,843	24,752
MARR	2,026	44,386
Massimo Zanetti Beverage Group	2,053	13,202
†Mediaset	31,335	92,276
Mediobanca Banca di Credito Finanziario	28,003	305,675
Moncler	4,689	167,132
†OVS	20,195	37,488
Piaggio & C	13,390	39,609
Poste Italiane	24,360	276,902
Prima Industrie	237	3,120
Prysmian	2,156	46,295
RAI Way	7,667	44,541
Recordati	1,750	75,055
Reno de Medici	19,356	14,747
Reply	804	47,200
Rizzoli Corriere Della Sera Mediagroup	17,359	17,952
Sabaf	510	7,282
SAES Getters	340	8,598

LVIP Dimensional International Core Equity Fund–16

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
†Safilo Group	2,772	$ 2,852
†Saipem	34,349	155,243
†Salini Impregilo	8,251	18,005
Salvatore Ferragamo	3,358	62,045
Saras	40,141	68,653
Servizi Italia	1,444	4,312
Sesa	667	29,153
Snam	33,682	170,135
Societa Cattolica di Assicurazioni SC	15,820	134,580
Societa Iniziative Autostradali e Servizi	2,139	37,300
SOL	1,200	13,943
Technogym	3,868	42,996
†Telecom Italia	516,800	295,086
†Telecom Italia ADR	6,900	38,847
Terna Rete Elettrica Nazionale	34,565	222,001
†Tinexta	1,206	15,736
Tod's	380	18,680
UniCredit	45,677	538,395
Unieuro	1,596	20,400
Unione di Banche Italiane	89,656	251,557
Unipol Gruppo	39,682	211,296
UnipolSai Assicurazioni	43,859	116,626
Zignago Vetro	1,349	14,998
		10,712,538
Japan–23.91%
77 Bank	4,800	71,552
A&D	2,600	17,424
ABC-Mart	500	31,784
Achilles	800	12,529
Adastria	1,600	36,065
ADEKA	5,200	64,876
Adtec Plasma Technology	1,800	11,330
Advan	1,200	12,844
Advantest	3,800	169,396
Aeon	12,600	231,497
Aeon Delight	900	28,292
Aeon Fantasy	1,000	27,527
AEON Financial Service	4,900	74,087
Aeon Hokkaido	2,300	16,003
Aeon Mall	3,000	47,464
†Aeria	1,700	20,599
AGC	8,900	277,345
Agro-Kanesho	800	11,727
Ahresty	1,900	9,796
Ai Holdings	2,600	44,581
Aica Kogyo	1,900	56,269
Aichi	3,200	20,512
Aichi Bank	600	18,903
Aichi Steel	1,200	34,228
Aichi Tokei Denki	500	18,536
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Aida Engineering	5,700	$ 46,389
†Aiful	25,600	59,942
Ain Holdings	1,500	87,456
Air Water	9,700	174,419
Airport Facilities	2,700	13,278
Aisan Industry	2,000	17,070
Aisin Seiki	8,100	256,093
Ajinomoto	12,100	229,024
Ajis	700	20,536
Akatsuki	400	24,795
†Akebono Brake Industry	7,100	13,246
Akita Bank	1,500	28,516
Albis	600	13,016
Alconix	1,500	17,553
Alfresa Holdings	1,300	29,128
Alinco	2,100	18,075
Alpen	2,200	34,725
Alps Alpine	15,024	282,114
Altech	1,980	28,164
Amada Holdings	8,900	96,445
Amano	2,700	82,571
Amiyaki Tei	300	9,605
ANA Holdings	1,000	33,690
Anest Iwata	1,300	11,497
Anicom Holdings	400	15,194
Anritsu	1,300	25,721
AOKI Holdings	3,000	28,933
Aomori Bank	1,800	43,958
Aoyama Trading	3,400	59,341
Aozora Bank	5,000	125,302
Arakawa Chemical Industries	1,000	13,653
Arata	800	29,479
Arcland Sakamoto	1,600	18,668
Arcland Service Holdings	500	8,992
Arcs	3,000	63,079
Arealink	700	7,485
Ariake Japan	300	23,467
Artnature	2,200	14,057
Asahi	1,900	20,938
Asahi Diamond Industrial	3,600	20,656
Asahi Group Holdings	5,800	288,046
Asahi Holdings	3,300	68,119
Asahi Intecc	5,600	147,748
Asahi Kasei	28,400	281,729
Asahi Kogyosha	500	14,135
ASAHI YUKIZAI	1,500	18,061
Asante	800	14,594
Asanuma	500	17,801
Asia Pile Holdings	1,700	8,145
Asics	4,800	82,321
ASKA Pharmaceutical	2,200	22,144
Astellas Pharma	24,800	354,743
Ateam	900	9,423

LVIP Dimensional International Core Equity Fund–17

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Atom	4,300	$ 38,809
†Atrae	1,000	29,742
Autobacs Seven	1,800	29,519
Avex	2,600	30,564
Awa Bank	3,000	68,033
Axial Retailing	1,200	43,735
Azbil	2,400	64,454
Bandai Namco Holdings	3,500	218,251
Bando Chemical Industries	1,500	11,502
Bank of Iwate	1,400	33,825
Bank of Kochi	500	3,671
Bank of Kyoto	2,400	94,413
Bank of Nagoya	700	20,672
Bank of Okinawa	1,580	49,816
Bank of Saga	1,500	20,527
Bank of the Ryukyus	3,500	36,240
Bank of Toyama	500	12,019
Baroque Japan	2,900	27,406
BayCurrent Consulting	1,000	44,273
Belc	900	44,089
Bell System24 Holdings	3,000	46,074
Belluna	3,800	24,202
Benefit One	3,600	68,339
Benesse Holdings	1,200	31,260
Bic Camera	5,500	58,080
BML	1,000	26,991
Bourbon	500	7,847
Bridgestone	12,200	474,774
Broadleaf	3,800	20,560
Bronco Billy	900	19,350
Brother Industries	11,500	209,550
Bunka Shutter	4,300	36,900
C Uyemura & Co.	300	15,862
Calbee	1,700	53,028
Can Do	500	7,520
Canon	10,400	278,118
Canon Electronics	1,900	32,351
Canon Marketing Japan	1,600	34,114
Capcom	2,600	69,201
Carlit Holdings	2,400	12,699
Casio Computer	5,600	87,149
Cawachi	1,700	32,851
Central Glass	3,800	80,212
Central Japan Railway	1,100	226,830
Central Security Patrols	900	46,037
Central Sports	600	17,531
Charm Care	1,500	29,998
Chiba Bank	15,400	79,650
Chiba Kogyo Bank	4,900	13,162
Chilled & Frozen Logistics Holdings	700	8,043
Chiyoda	1,800	28,274
Chiyoda Integre	500	9,918
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Chori	700	$ 11,069
Chubu Electric Power	4,500	65,275
Chubu Shiryo	900	9,775
Chuetsu Pulp & Paper	800	11,091
Chugai Pharmaceutical	500	39,074
Chugai Ro	300	4,154
Chugoku Bank	8,100	76,499
Chugoku Electric Power	5,300	68,205
Chugoku Marine Paints	4,600	37,818
Chukyo Bank	700	13,670
CI Takiron	4,000	23,300
Citizen Watch	19,000	93,213
CKD	2,700	32,465
CK-San-Etsu	100	2,624
Cleanup	2,500	12,521
CMIC Holdings	800	12,747
CMK	2,400	12,923
Coca-Cola Bottlers Japan Holdings	3,275	73,642
cocokara fine	600	32,415
Coco's Japan	700	8,095
COLOPL	1,900	31,413
Colowide	2,900	53,775
COMSYS Holdings	3,000	85,289
Comture	1,000	18,938
Concordia Financial Group	28,969	111,640
CONEXIO	1,700	21,434
Cosel	2,200	20,961
Cosmo Energy Holdings	5,100	105,610
Cosmos Pharmaceutical	300	58,779
CRE	2,500	23,328
Create Restaurants Holdings	3,100	50,630
Create SD Holdings	1,300	30,428
Credit Saison	5,700	76,862
CTI Engineering	400	6,082
CTS	2,700	17,955
CyberAgent	1,900	73,240
Cybozu	2,000	18,826
Dai Nippon Printing	5,200	134,893
Dai Nippon Toryo	2,000	19,656
Daibiru	3,600	36,998
Daicel	16,200	137,822
Dai-Dan	900	18,121
Daido Metal	3,800	22,529
Daido Steel	1,500	59,249
Daifuku	1,900	98,849
Daihatsu Diesel Manufacturing	2,100	11,526
Daihen	800	24,337
Daiho	1,000	26,507
Dai-Ichi Cutter Kogyo	1,200	19,096
Daiichi Jitsugyo	600	17,295

LVIP Dimensional International Core Equity Fund–18

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Daiichi Kigenso Kagaku-Kogyo	1,000	$ 7,379
Dai-ichi Life Holdings	14,800	225,003
Daiichi Sankyo	900	56,870
Dai-ichi Seiko Class C	300	7,329
Daiichikosho	1,300	60,182
Daiken	800	13,934
Daiken Medical	2,500	11,922
Daiki Aluminium Industry	3,000	19,773
Daikin Industries	1,800	237,400
Daikoku Denki	900	12,936
Daikokutenbussan	800	25,279
Daikyonishikawa	4,000	29,540
Dainichiseika Color & Chemicals Manufacturing	600	17,730
Daio Paper	5,600	71,515
Daiseki	500	12,863
Daishi Hokuetsu Financial Group	3,050	77,222
Daito Pharmaceutical	600	16,823
Daito Trust Construction	1,900	243,349
Daiwa House Industry	15,500	503,823
Daiwa Securities Group	42,900	191,988
Daiwabo Holdings	1,400	58,355
Daiyu Lic Holdings	1,600	11,305
DCM Holdings	8,000	78,588
DeNA	3,700	65,412
Denka	5,500	152,376
Denso	4,200	185,587
Dentsu	2,600	91,936
Denyo	900	14,704
Descente	600	7,970
Dexerials	2,900	21,581
DIC	4,600	128,507
Digital Arts	500	33,166
Digital Hearts Holdings	1,000	8,606
Dip	4,500	109,757
Disco	500	95,583
DKS	600	15,914
DMG Mori	7,100	101,477
Doshisha	3,500	55,388
Doutor Nichires Holdings	1,900	37,748
Dowa Holdings	3,400	116,751
DTS	2,200	45,996
DyDo Group Holdings	700	28,605
Eagle Industry	2,500	22,950
Earth	600	30,853
East Japan Railway	2,200	210,369
Ebara	3,600	96,732
Ebara Foods Industry	800	15,454
Ebara Jitsugyo	600	11,134
Eco's	1,500	23,397
EDION	6,600	63,796
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
EF-ON	960	$ 6,299
eGuarantee	2,400	33,222
E-Guardian	700	10,709
Ehime Bank	2,500	25,270
Eidai	3,200	9,743
Eiken Chemical	1,600	24,243
Eisai	300	15,326
Eizo	1,600	56,090
Elecom	1,300	51,102
Electric Power Development	1,300	29,719
Elematec	1,500	13,837
EM Systems	2,300	43,293
Endo Lighting	1,600	9,835
†Enigmo	2,400	21,664
en-japan	1,400	54,081
Enplas	400	13,011
EPS Holdings	2,100	25,019
eRex	2,300	27,235
ES-Con Japan	1,800	13,756
ESPEC	900	15,744
Excel	600	6,773
Exedy	2,000	39,215
Ezaki Glico	800	33,288
F@N Communications	2,300	11,505
FALCO HOLDINGS	900	13,620
FamilyMart UNY Holdings	900	21,990
FANUC	500	94,512
Fast Retailing	500	298,275
FCC	2,600	50,238
†FDK	1,200	9,018
Feed One	9,200	13,830
Ferrotec Holdings	2,600	20,461
FIDEA Holdings	18,000	19,390
Fields	5,200	24,290
Financial Products Group	6,000	60,127
FINDEX	1,400	11,852
First Bank of Toyama	3,100	8,850
First Brothers	1,700	17,165
First Juken	1,000	12,468
Fixstars	1,500	20,118
FJ Next	1,500	14,455
Foster Electric	2,200	37,442
FP	1,000	62,547
France Bed Holdings	1,400	13,124
Freund	1,800	12,427
F-Tech	1,100	6,996
Fudo Tetra	490	5,511
Fuji	3,100	19,881
Fuji Aichi	3,500	52,407
Fuji Ehime	600	10,456
Fuji Electric	3,700	114,084
Fuji Kyuko	1,000	41,565
Fuji Miyagi	700	14,062

LVIP Dimensional International Core Equity Fund–19

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Fuji Oil	6,500	$ 14,972
Fuji Oil Holdings	1,700	49,447
Fuji Pharma	1,200	14,684
Fuji Seal International	2,700	68,458
Fuji Soft	1,000	42,477
Fujibo Holdings	300	8,369
Fujicco	600	10,849
FUJIFILM Holdings	1,700	74,886
Fujikura	24,000	92,428
Fujikura Composites	3,700	14,794
Fujikura Kasei	1,700	8,213
Fujimori Kogyo	900	26,780
Fujisash	13,300	10,118
Fujita Kanko	400	10,385
Fujitec	1,500	19,466
Fujitsu	6,000	482,221
Fujitsu Frontech	700	6,118
Fujitsu General	3,600	60,228
Fukuda	400	15,495
Fukui Bank	1,800	23,854
Fukui Computer Holdings	500	11,428
Fukuoka Financial Group	8,100	153,724
Fukushima Bank	1,600	3,168
Fukushima Industries	700	20,401
Fukuyama Transporting	1,400	49,416
FULLCAST Holdings	1,000	20,376
Funai Soken Holdings	1,800	41,116
Furukawa	3,300	44,633
Furukawa Battery	2,300	12,947
Furukawa Electric	5,600	136,097
Furuno Electric	2,500	21,918
Furusato Industries	500	6,680
Furyu	2,700	23,005
Fuso Chemical	1,200	26,777
Fuso Pharmaceutical Industries	400	7,277
Futaba Industrial	7,100	49,561
Future	2,000	34,951
Fuyo General Lease	1,500	90,449
G-7 Holdings	800	22,616
Gakken Holdings	600	29,773
Gakkyusha	900	10,227
Gecoss	900	7,141
Geo Holdings	3,500	41,661
Geostr	1,400	3,997
Giken	800	25,445
GLOBERIDE	700	18,140
Glory	2,200	61,834
GMO Cloud	800	19,901
GMO Financial Holdings	2,700	14,943
GMO internet	4,400	76,240
GMO Payment Gateway	800	53,699
Godo Steel	1,200	23,616
Goldcrest	1,400	27,513
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Goldwin	800	$ 68,758
Gree	1,400	6,387
GS Yuasa	5,000	86,841
G-Tekt	1,700	26,540
GungHo Online Entertainment	980	22,292
Gunma Bank	28,900	94,213
Gunze	1,100	46,090
Gurunavi	3,200	21,864
H2O Retailing	7,100	77,988
HABA Laboratories	400	29,854
Hachijuni Bank	15,400	63,091
Hagihara Industries	1,300	17,696
Hagiwara Electric Holdings	400	9,952
Hakudo	1,100	14,227
Hakuhodo DY Holdings	5,200	75,559
Hakuto	1,300	14,149
Halows	800	17,317
Hamakyorex	1,000	32,295
Hamamatsu Photonics	1,000	37,308
Hankyu Hanshin Holdings	4,600	177,884
Hanwa	2,100	57,657
Happinet	800	9,410
Harada Industry	1,800	13,916
Harima Chemicals Group	2,600	29,422
Harmonic Drive Systems	1,200	52,568
Haseko	18,700	218,700
Hazama Ando	15,000	111,956
Heiwa	2,000	41,253
Heiwa Real Estate	1,500	33,680
Heiwado	2,200	41,426
Helios Techno Holding	2,500	12,885
Hibino	500	11,631
Hibiya Engineering	900	15,655
Hiday Hidaka	792	15,346
Hikari Tsushin	500	108,472
HI-LEX	900	13,992
Hino Motors	14,600	120,991
Hioki EE	100	3,393
Hirakawa Hewtech	600	5,940
Hiramatsu	4,200	13,216
Hirata	700	45,889
Hirose Electric	405	49,894
Hiroshima Bank	17,900	88,998
HIS	1,900	47,276
Hisamitsu Pharmaceutical	400	17,608
Hitachi	15,900	595,458
Hitachi Capital	5,900	120,415
Hitachi Chemical	3,100	101,689
Hitachi Construction Machinery	4,300	104,447
Hitachi High-Technologies	1,500	87,195
Hitachi Metals	6,200	67,332

LVIP Dimensional International Core Equity Fund–20

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Hitachi Transport System	3,500	$ 102,501
Hitachi Zosen	8,800	28,720
Hochiki	1,300	17,847
Hodogaya Chemical	400	12,417
Hogy Medical	1,600	45,971
Hokkaido Coca-Cola Bottling	200	6,767
Hokkaido Electric Power	9,500	50,065
Hokkan Holdings	800	11,302
Hokkoku Bank	1,900	49,666
Hokuetsu	9,600	48,239
Hokuetsu Industries	2,000	23,103
Hokuhoku Financial Group	7,700	74,857
†Hokuriku Electric Power	7,900	53,217
Hokuto	600	11,027
Honda Motor	23,100	604,860
Honda Motor ADR	4,400	114,752
Honda Tsushin Kogyo	2,400	11,025
H-One	800	4,717
Honeys Holdings	2,400	32,465
Honma Golf	17,500	15,317
Hoosiers Holdings	1,000	5,906
Horiba	2,600	151,273
Hoshizaki	200	15,765
Hosiden	5,300	54,584
Hosokawa Micron	600	20,901
House Foods Group	1,300	48,810
Howa Machinery	1,300	9,088
Hoya	3,600	294,850
Hulic	3,100	31,827
Hyakugo Bank	12,500	40,109
Hyakujushi Bank	2,400	49,510
Ibiden	5,600	113,039
IBJ Leasing	1,900	51,691
Ichibanya	600	28,263
Ichigo	17,500	70,701
Ichiken	800	12,260
Ichikoh Industries	2,000	15,013
Ichinen Holdings	1,200	12,118
Ichiyoshi Securities	4,600	29,064
Idec	2,000	36,558
Idemitsu Kosan	9,796	277,936
IDOM	9,500	41,843
Ihara Science	1,200	13,569
IHI	8,900	194,962
Iida Group Holdings	3,500	57,146
Iino Kaiun Kaisha	5,000	16,001
IJT Technology Holdings	2,700	12,408
IMAGICA GROUP	1,900	8,947
Imasen Electric Industrial	600	4,892
Inaba Denki Sangyo	900	39,520
Inaba Seisakusho	900	11,945
Inabata & Co.	2,800	34,591
Inageya	600	8,727
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
I-Net	1,100	$ 13,564
Infocom	800	18,771
Infomart	3,900	61,052
Information Services International-Dentsu	900	28,186
Innotech	4,500	36,326
Inpex	13,000	119,805
Intage Holdings	2,000	17,373
Internet Initiative Japan	2,800	63,799
Inui Global Logistics	2,200	24,493
I-O Data Device	1,400	11,370
IR Japan Holdings	800	28,552
Iriso Electronics	1,300	62,805
Iseki & Co.	2,300	31,380
Isetan Mitsukoshi Holdings	15,200	121,726
Ishihara Sangyo Kaisha	1,600	14,557
†Istyle	4,000	27,763
Isuzu Motors	21,700	240,379
Ito En	1,300	61,472
ITOCHU	5,500	113,925
Itochu Enex	3,700	28,210
Itochu Techno-Solutions	2,100	55,780
Itochu-Shokuhin	300	12,219
Itoham Yonekyu Holdings	12,400	78,044
Itoki	4,300	17,867
IwaiCosmo Holdings	2,000	20,737
Iwaki & Co.	2,300	10,268
Iwasaki Electric	900	11,137
Iwatani	3,000	101,601
Iyo Bank	16,900	88,780
Izumi	1,800	70,598
J Front Retailing	10,400	122,188
J Trust	7,800	28,812
JAC Recruitment	1,300	25,003
Jaccs	1,400	29,678
Jalux	300	6,569
Jamco	400	5,662
Janome Sewing Machine	1,000	3,730
Japan Airlines	1,800	53,459
Japan Airport Terminal	500	21,765
Japan Asia Group	4,000	12,272
†Japan Asset Marketing	3,900	3,105
Japan Aviation Electronics Industry	4,000	57,128
Japan Cash Machine	2,400	20,442
†Japan Display	40,900	22,907
Japan Elevator Service Holdings	1,000	26,056
Japan Exchange Group	11,300	178,568
Japan Investment Adviser	700	11,990
Japan Lifeline	2,500	40,347
Japan Material	2,100	26,103
Japan Meat	800	16,713

LVIP Dimensional International Core Equity Fund–21

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Japan Medical Dynamic Marketing	1,400	$ 21,971
Japan Post Holdings	14,500	133,800
Japan Property Management Center	1,500	20,581
Japan Pulp & Paper	800	27,954
Japan Securities Finance	8,700	40,693
Japan Steel Works	5,500	106,637
Japan Tobacco	19,400	425,047
Japan Transcity	3,000	13,169
Japan Wool Textile	4,700	43,097
JCU	2,100	42,531
Jeol	1,400	33,441
JFE Holdings	12,900	156,249
JGC	9,200	121,415
Jimoto Holdings	19,300	17,756
JINS	600	35,728
JK Holdings	1,500	6,816
JMS	1,500	8,977
J-Oil Mills	700	26,606
Joshin Denki	1,000	19,905
JSP	1,400	23,120
JSR	8,400	135,246
JTEKT	9,900	114,336
Juki	2,600	21,905
Juroku Bank	1,800	39,624
Justsystems	900	34,212
JVC Kenwood	16,000	47,395
JXTG Holdings	94,450	431,726
†Kadokawa Dwango	2,300	32,281
Kadoya Sesame Mills	300	9,965
Kaga Electronics	1,700	30,610
Kagome	1,300	32,924
Kajima	17,700	233,187
Kakaku.com	2,700	66,699
Kaken Pharmaceutical	1,800	83,711
Kakiyasu Honten	700	13,645
Kameda Seika	300	13,210
Kamei	1,600	16,227
Kamigumi	5,100	115,852
Kanaden	1,100	13,048
Kanagawa Chuo Kotsu	400	14,264
Kanamic Network	1,800	9,521
Kanamoto	2,500	62,384
Kandenko	7,000	62,797
Kaneka	2,200	68,945
Kaneko Seeds	900	10,738
Kanematsu	6,800	76,812
Kanematsu Electronics	800	22,884
Kansai Electric Power	4,600	51,521
Kansai Mirai Financial Group	3,022	19,132
Kansai Paint	2,000	46,749
Kansai Super Market	1,600	15,924
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kanto Denka Kogyo	4,200	$ 31,750
Kao	6,100	452,479
Kasai Kogyo	2,600	18,659
Kato Sangyo	1,200	37,454
Kato Works	400	7,027
KAWADA TECHNOLOGIES	200	12,951
Kawai Musical Instruments Manufacturing	900	24,281
Kawasaki Heavy Industries	8,300	185,062
†Kawasaki Kisen Kaisha	4,000	46,864
KDDI	43,700	1,140,252
Keihan Holdings	3,300	147,042
Keihanshin Building	2,700	32,832
Keihin	3,600	53,175
Keikyu	4,300	83,688
Keio	1,000	62,441
Keisei Electric Railway	1,200	49,540
Keiyo	3,000	13,699
Keiyo Bank	9,000	53,549
Kenedix	6,500	32,866
Kenko Mayonnaise	500	11,239
Kewpie	5,500	128,820
Key Coffee	700	14,205
Keyence	700	435,719
KFC Holdings Japan	700	15,268
KH Neochem	1,600	35,064
Kikkoman	700	33,582
Kinden	3,700	55,023
Kintetsu Department Store	700	20,377
Kintetsu Group Holdings	2,300	120,056
Kintetsu World Express	2,900	41,025
Kirin Holdings	11,400	242,590
Kirindo Holdings	500	9,780
Ki-Star Real Estate	600	10,679
Kitagawa	600	10,569
Kita-Nippon Bank	400	6,638
Kitano Construction	300	6,373
Kitanotatsujin	3,800	24,830
Kito	2,000	28,854
Kitz	5,100	34,156
Kiyo Bank	4,100	64,066
†KLab	4,300	50,384
†KNT-CT Holdings	600	8,809
Koa	2,000	24,732
Koatsu Gas Kogyo	2,000	14,932
Kobayashi Pharmaceutical	300	22,911
Kobe Bussan	1,200	58,316
†Kobe Electric Railway	500	18,370
Kobe Steel	32,400	174,019
Kohnan Shoji	1,900	42,064
Koito Manufacturing	2,400	118,137
Kojima	4,600	20,819
Kokuyo	5,700	79,918
Komatsu	23,600	544,210

LVIP Dimensional International Core Equity Fund–22

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Komatsu Matere	1,700	$ 12,304
Komatsu Wall Industry	700	12,520
KOMEDA Holdings	1,800	33,613
Komehyo	1,100	11,143
Komeri	3,000	60,721
Konaka	2,400	9,200
Konami Holdings	1,600	77,510
Kondotec	2,100	17,854
Konica Minolta	22,700	158,821
Konishi	1,200	16,449
Konoike Transport	1,600	23,737
Konoshima Chemical	1,400	10,111
Kose	600	101,873
Koshidaka Holdings	3,600	57,385
Kotobuki Spirits	1,000	65,788
Kourakuen Holdings	500	10,852
Krosaki Harima	500	26,227
KRS	600	10,504
K's Holdings	8,100	88,217
Kubota	6,700	101,898
Kubota ADR	300	22,872
Kumagai Gumi	1,700	48,594
Kumiai Chemical Industry	4,770	41,347
Kura	700	29,074
Kurabo Industries	800	16,769
Kuraray	15,300	189,028
Kureha	1,400	83,786
Kurimoto	800	11,190
Kurita Water Industries	3,900	104,995
Kuriyama Holdings	1,400	10,588
Kusuri no Aoki Holdings	600	40,955
†KYB	1,900	55,858
Kyodo Printing	400	10,013
Kyoei Steel	2,300	43,337
Kyokuto Boeki Kaisha	700	11,291
Kyokuto Kaihatsu Kogyo	2,300	27,786
Kyokuto Securities	1,000	8,002
Kyokuyo	500	12,875
KYORIN Holdings	3,200	53,122
Kyoritsu Maintenance	1,700	73,041
Kyoritsu Printing	3,400	4,948
Kyosan Electric Manufacturing	4,100	14,028
Kyowa Exeo	3,700	90,175
Kyudenko	2,400	80,457
Kyushu Electric Power	5,900	55,758
Kyushu Financial Group	17,800	72,837
Kyushu Railway	1,100	35,112
LAC	800	9,833
†Laox	4,600	11,574
Lasertec	2,400	151,667
Lawson	1,400	71,688
LEC	1,800	16,395
†Leopalace21	13,100	30,928
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Life	900	$ 17,977
LIFULL	5,900	38,535
Linical	1,000	9,209
Link And Motivation	1,400	7,187
Lintec	2,900	57,729
Lion	2,000	39,565
LIXIL Group	9,600	169,605
LIXIL VIVA	2,100	31,648
Look Holdings	1,600	15,664
†M&A Capital Partners	200	12,028
M3	8,000	193,599
Mabuchi Motor	2,100	78,759
Macnica Fuji Electronics Holdings	4,600	59,455
Macromill	3,300	27,160
Maeda	6,900	60,510
Maeda Kosen	900	12,779
Maeda Road Construction	2,700	58,999
Makino Milling Machine	2,100	92,050
Makita	1,000	31,734
Mamezou Holdings	1,400	22,363
Mandom	600	14,943
Mani	2,100	55,463
Marubeni	15,500	103,369
Marubun	2,400	12,144
Marudai Food	1,600	33,947
Maruha Nichiro	2,200	55,637
Marui Group	5,300	112,293
Maruichi Steel Tube	1,500	39,839
Maruka Machinery	900	17,387
Marusan Securities	3,900	18,039
Maruwa	400	25,813
Maruwa Unyu Kikan	800	19,919
Maruzen CHI Holdings	3,500	12,098
Maruzen Showa Unyu	800	22,345
Marvelous	2,500	19,324
Matching Service Japan	900	11,004
Matsuda Sangyo	800	10,571
Matsui Construction	1,800	12,106
Matsui Securities	2,800	23,578
Matsumotokiyoshi Holdings	3,400	124,769
Matsuyafoods Holdings	200	7,214
Max	1,000	16,841
Maxell Holdings	3,000	42,963
Maxvalu Tokai	500	9,158
Mazda Motor	14,300	128,175
McDonald's Holdings	1,000	48,437
MCJ	5,000	31,573
Mebuki Financial Group	36,090	89,248
Medical System Network	4,100	19,449
Medipal Holdings	3,200	71,431
Megachips	1,800	27,791
Megmilk Snow Brand	3,500	84,557

LVIP Dimensional International Core Equity Fund–23

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Meidensha	2,200	$ 37,944
MEIJI Holdings	2,600	190,183
Meiko Electronics	1,200	16,705
Meiko Network Japan	1,900	15,484
Meisei Industrial	2,100	14,299
Meitec	1,600	78,623
Menicon	1,400	49,283
METAWATER	400	13,634
Michinoku Bank	2,000	28,925
Micronics Japan	1,100	8,843
Mie Kotsu Group Holdings	2,500	12,723
Mikuni	1,600	4,712
Milbon	800	39,578
MIMAKI ENGINEERING	3,000	14,783
Mimasu Semiconductor Industry	1,100	17,807
MINEBEA MITSUMI	10,332	164,936
Ministop	600	7,732
Miraca Holdings	4,000	91,497
Mirait Holdings	6,200	93,761
Miroku Jyoho Service	900	24,690
Misawa Homes	1,400	14,357
MISUMI Group	3,600	85,278
Mitani	600	29,923
Mitani Sekisan	800	24,091
Mito Securities	5,800	12,842
Mitsuba	2,400	14,085
Mitsubishi	12,100	297,937
Mitsubishi Chemical Holdings	37,900	271,644
Mitsubishi Electric	28,300	377,526
Mitsubishi Estate	10,800	208,834
Mitsubishi Gas Chemical	4,500	60,525
Mitsubishi Heavy Industries	6,000	235,850
Mitsubishi Kakoki Kaisha	700	12,062
Mitsubishi Logisnext	3,300	31,426
Mitsubishi Logistics	3,000	76,494
Mitsubishi Materials	5,500	149,097
Mitsubishi Motors	30,100	131,320
Mitsubishi Paper Mills	2,100	9,445
Mitsubishi Pencil	1,400	22,291
Mitsubishi Research Institute	500	16,652
Mitsubishi Shokuhin	1,200	30,171
Mitsubishi Steel Manufacturing	600	6,178
Mitsubishi Tanabe Pharma	4,600	50,693
Mitsubishi UFJ Financial Group	115,200	586,697
Mitsubishi UFJ Financial Group ADR	29,200	148,336
Mitsubishi UFJ Lease & Finance	21,000	121,808
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsuboshi Belting	1,000	$ 16,464
Mitsui & Co.	5,400	88,703
Mitsui Chemicals	8,400	189,246
†Mitsui E&S Holdings	6,300	55,649
Mitsui Fudosan	3,900	97,060
Mitsui High-Tec	900	14,232
Mitsui Matsushima Holdings	1,700	18,983
Mitsui Mining & Smelting	4,500	107,427
Mitsui OSK Lines	4,600	116,947
Mitsui Sugar	1,800	37,232
Mitsui-Soko Holdings	1,000	15,546
Mixi	3,600	76,002
Miyaji Engineering Group	900	13,565
Miyazaki Bank	900	20,270
Mizuho Financial Group	230,200	353,760
Mizuho Financial Group ADR	5,700	17,499
Mizuno	1,700	44,209
Mochida Pharmaceutical	400	15,355
Modec	900	22,092
Monex Group	14,000	40,489
Monogatari	700	65,416
MonotaRO	2,300	60,670
MORESCO	700	8,619
Morinaga & Co.	1,800	87,617
Morinaga Milk Industry	3,200	122,317
Morita Holdings	1,100	17,342
Morito	1,400	10,236
Morozoff	400	18,316
Mory Industries	200	3,741
MS&AD Insurance Group Holdings	4,600	149,519
MTI	1,200	7,842
Mugen Estate	2,200	13,102
Murata Manufacturing	7,500	363,506
Musashi Seimitsu Industry	4,800	61,352
Musashino Bank	2,100	36,669
†Mynet	2,400	11,826
N Field	800	4,614
Nabtesco	4,500	140,864
NAC	2,400	21,498
Nachi-Fujikoshi	1,300	58,814
Nagano Bank	700	10,532
Nagase & Co.	9,300	130,629
Nagatanien Holdings	1,000	18,974
Nagawa	300	16,725
Nagoya Railroad	2,700	80,893
Nakabayashi	2,100	10,126
Nakamuraya	500	20,802
Nakanishi	1,200	18,966
Nakayama Steel Works	3,400	13,856
Nankai Electric Railway	2,700	68,556
Nanto Bank	3,000	70,487

LVIP Dimensional International Core Equity Fund–24

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
NEC	5,700	$ 241,033
NEC Capital Solutions	700	14,097
NEC Networks & System Integration	800	21,787
NET One Systems	2,200	59,683
Neturen	2,000	15,812
†Nexon	6,400	77,761
Nextage	2,100	22,598
Nexyz Group	1,100	19,602
NGK Insulators	7,800	111,588
NGK Spark Plug	6,000	115,121
NH Foods	4,100	165,080
NHK Spring	13,900	106,632
Nichias	3,500	62,308
Nichiban	1,500	22,207
Nichicon	4,500	41,283
Nichiden	700	13,127
Nichiha	2,000	54,789
NichiiGakkan	3,800	62,366
Nichi-iko Pharmaceutical	2,800	31,274
Nichirei	5,500	125,666
Nichireki	2,000	20,508
Nichirin	1,300	17,811
Nidec	1,200	162,506
Nidec ADR	1,000	33,800
Nifco	5,000	120,154
Nihon Chouzai	400	13,761
†Nihon Dempa Kogyo	3,000	12,224
Nihon Eslead	1,400	20,908
Nihon Flush	1,100	26,279
Nihon House Holdings	2,600	12,580
Nihon Kohden	1,300	38,312
Nihon M&A Center	4,500	127,291
Nihon Nohyaku	2,400	10,917
Nihon Parkerizing	3,600	39,285
Nihon Plast	1,900	12,153
Nihon Tokushu Toryo	600	6,264
Nihon Unisys	3,400	109,898
Nihon Yamamura Glass	1,000	11,773
Nikkiso	3,300	35,434
Nikkon Holdings	4,500	102,973
Nikon	7,000	87,817
Nintendo	300	111,749
Nippo	3,000	55,732
Nippon Air Conditioning Services	1,800	11,479
Nippon Carbide Industries	800	9,024
Nippon Carbon	1,000	35,594
Nippon Chemical Industrial	600	13,094
Nippon Chemi-Con	2,100	31,122
Nippon Chemiphar	300	8,065
Nippon Coke & Engineering	18,200	13,851
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nippon Commercial Development	700	$ 9,465
Nippon Concrete Industries	2,600	6,479
Nippon Denko	6,400	9,942
Nippon Densetsu Kogyo	2,800	58,245
Nippon Electric Glass	3,900	87,202
Nippon Express	2,700	138,285
Nippon Flour Mills	3,700	58,003
Nippon Gas	2,900	82,003
Nippon Hume	1,400	9,994
Nippon Kayaku	5,900	70,746
Nippon Kodoshi	800	9,213
Nippon Koei	800	23,428
Nippon Light Metal Holdings	42,700	77,086
Nippon Paint Holdings	1,100	57,533
Nippon Paper Industries	4,900	80,068
Nippon Parking Development	13,600	21,467
Nippon Pillar Packing	1,300	14,596
Nippon Piston Ring	800	9,385
Nippon Road	600	36,301
Nippon Seisen	400	8,863
†Nippon Sharyo	1,700	40,651
Nippon Sheet Glass	8,700	52,323
Nippon Shinyaku	300	25,357
Nippon Shokubai	900	51,383
Nippon Signal	2,100	23,546
Nippon Soda	2,600	63,111
Nippon Steel	13,410	187,905
Nippon Steel & Sumikin Bussan	1,400	54,903
Nippon Suisan Kaisha	26,600	150,759
Nippon Telegraph & Telephone	4,700	224,865
Nippon Thompson	6,000	25,201
Nippon Yakin Kogyo	1,540	31,144
Nippon Yusen	6,200	104,153
Nipro	11,100	125,007
Nishimatsu Construction	3,000	56,076
Nishimatsuya Chain	2,400	20,485
Nishi-Nippon Financial Holdings	9,600	67,675
Nishi-Nippon Railroad	2,300	50,611
Nishio Rent All	2,000	51,489
Nissan Chemical	2,900	121,425
Nissan Motor	66,400	414,559
Nissan Shatai	4,700	38,208
Nissei ASB Machine	400	12,630
Nissei Plastic Industrial	1,500	13,956
Nissha	2,100	20,986
Nisshin Fudosan	1,500	6,413
Nisshin Oillio Group	1,900	59,785

LVIP Dimensional International Core Equity Fund–25

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nisshin Seifun Group	2,100	$ 38,941
Nisshinbo Holdings	11,768	92,095
Nissin	1,000	14,450
Nissin Electric	2,100	25,641
Nissin Kogyo	3,800	53,515
Nitori Holdings	600	88,050
Nitta	1,800	48,224
Nittetsu Mining	900	35,474
Nitto Boseki	2,100	64,815
Nitto Denko	6,000	290,731
Nitto Kogyo	2,100	39,929
Nitto Kohki	1,000	19,615
Nitto Seiko	3,100	16,353
Nittoc Construction	3,400	19,990
Noda	1,000	7,087
Noevir Holdings	700	36,689
NOF	3,500	115,903
Nohmi Bosai	900	17,257
Nojima	2,100	35,402
NOK	4,500	67,097
Nomura	3,200	40,479
Nomura Holdings	29,800	126,675
Nomura Real Estate Holdings	3,300	71,536
Nomura Research Institute	2,820	56,349
Noritake	1,100	40,731
Noritsu Koki	2,200	34,786
Noritz	2,000	23,335
North Pacific Bank	17,800	37,940
NS Solutions	1,100	36,104
NS Tool	1,000	18,127
NS United Kaiun Kaisha	700	14,594
NSD	900	25,944
NSK	16,500	139,839
NTN	46,900	135,519
NTT Data	7,100	92,147
NTT DOCOMO	15,100	385,573
NuFlare Technology	300	21,360
Obara Group	900	30,582
Obayashi	24,200	242,022
Obic	500	57,296
Odakyu Electric Railway	4,000	96,081
Odelic	400	14,432
Oenon Holdings	3,500	12,571
Ogaki Kyoritsu Bank	3,100	68,945
Ohashi Technica	1,100	13,845
Ohsho Food Service	400	25,903
Oiles	2,600	38,056
Oita Bank	1,400	37,738
Oji Holdings	42,200	198,128
Okabe	2,800	22,304
Okamoto Industries	800	29,492
Okamoto Machine Tool Works	700	15,278
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Okamura	2,600	$ 25,459
Okasan Securities Group	14,000	49,906
Oki Electric Industry	7,000	95,586
Okinawa Cellular Telephone	800	26,249
Okinawa Electric Power	1,856	29,235
OKUMA	1,000	54,543
Okumura	2,400	64,327
Okura Industrial	800	12,100
Okuwa	2,100	23,656
Olympus	17,600	238,443
Omron	3,200	176,336
Onoken	1,400	17,074
Onward Holdings	5,500	28,655
†Open Door	1,300	26,320
Open House	3,400	81,364
Optex Group	800	11,963
Oracle	500	43,588
Organo	1,600	71,179
Orient	33,000	44,483
Oriental Land	1,400	213,382
Osaka Gas	4,000	76,826
Osaka Organic Chemical Industry	1,700	16,932
Osaka Soda	800	20,574
OSAKA Titanium Technologies	1,500	24,629
Osaki Electric	4,100	25,097
OSG	4,000	83,265
OSJB Holdings	3,400	7,773
Otsuka	1,300	52,028
Otsuka Holdings	1,800	67,617
Outsourcing	5,600	53,643
Pacific Industrial	3,500	51,449
Pacific Metals	900	18,775
Pack	700	23,785
PAL GROUP Holdings	1,100	34,060
PALTAC	900	44,220
Pan Pacific International Holdings	7,600	127,242
Panasonic	65,800	536,249
Paramount Bed Holdings	1,100	40,192
Parco	1,200	14,149
Park24	4,800	111,509
Pasona Group	2,500	36,104
PC Depot	6,200	28,258
Pegasus Sewing Machine Manufacturing	1,900	8,700
Penta-Ocean Construction	22,600	125,486
Pepper Food Service	400	5,813
†PeptiDream	1,600	76,479
Persol Holdings	3,000	57,021
Pigeon	2,400	99,377
Pilot	2,300	85,669

LVIP Dimensional International Core Equity Fund–26

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Piolax	900	$ 15,513
Plenus	1,000	16,800
Pola Orbis Holdings	1,400	31,561
Poletowin Pitcrew Holdings	1,400	13,731
Press Kogyo	6,300	26,392
Pressance	2,900	46,945
Prestige International	3,400	27,129
Prima Meat Packers	2,400	47,825
†Prospect	40,000	7,769
Proto	1,400	15,222
PS Mitsubishi Construction	2,300	15,413
Punch Industry	1,000	4,588
Qol	1,000	13,339
Quick	700	8,821
Raito Kogyo	2,000	26,358
Rakus	2,600	40,550
Rakuten	29,800	295,395
Rasa Industries	900	10,539
Raysum	1,600	16,654
Recruit Holdings	11,900	363,587
Relia	1,600	20,000
Relo Group	3,000	73,902
Renaissance	1,100	16,359
†Renesas Electronics	19,400	127,132
Rengo	11,000	79,496
†RENOVA	1,600	13,651
Resona Holdings	52,600	226,345
Resorttrust	6,200	100,625
Retail Partners	1,600	12,871
Rheon Automatic Machinery	1,500	21,736
Ricoh	18,100	163,756
Ricoh Leasing	1,500	48,614
Ride On Express Holdings	1,100	15,114
Right On	2,400	14,456
Riken	400	13,920
Riken Keiki	800	15,427
Riken Technos	2,900	12,305
Riken Vitamin	500	16,070
Ringer Hut	400	9,570
Rinnai	1,500	101,074
Rion	1,000	22,245
Riso Kagaku	700	10,720
Riso Kyoiku	9,000	36,722
Rock Field	900	12,059
Rohm	2,800	215,886
Rohto Pharmaceutical	1,800	49,408
Rokko Butter	1,000	15,989
Roland DG	1,500	27,828
Rorze	1,000	23,941
Round One	5,000	74,981
Royal Holdings	1,700	43,109
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
RS Technologies	400	$ 13,121
Ryobi	1,600	26,946
Ryoden	1,300	18,168
Ryohin Keikaku	6,000	112,480
Ryosan	1,600	40,835
S Foods	800	22,153
S&B Foods	600	22,316
Sac's Bar Holdings	900	7,424
Saibu Gas	1,000	22,021
Saizeriya	1,500	38,602
Sakai Chemical Industry	1,000	23,500
Sakai Heavy Industries	300	7,901
Sakai Moving Service	500	28,782
Sakai Ovex	600	10,017
Sakata INX	2,800	29,182
Sakura Internet	2,500	14,030
Sala	1,600	8,953
SAMTY	1,800	31,494
San ju San Financial Group	1,440	21,464
San-A Class A	600	26,514
San-Ai Oil	4,300	42,525
†Sanden Holdings	1,000	5,603
Sanei Architecture Planning	1,000	13,719
Sangetsu	1,100	20,779
San-In Godo Bank	14,200	86,668
Sanken Electric	2,200	43,918
Sanki Engineering	3,200	38,099
Sankyo	1,700	58,499
Sankyo Frontier	500	14,651
Sankyo Tateyama	2,400	27,910
Sankyu	2,000	104,264
Sanoh Industrial	4,800	27,436
Sanshin Electronics	1,200	16,781
Santen Pharmaceutical	1,700	29,709
Sanwa Holdings	7,400	83,151
Sanyo Chemical Industries	500	21,626
Sanyo Denki	400	17,628
Sanyo Electric Railway	600	12,237
Sanyo Housing Nagoya	2,200	17,730
Sanyo Special Steel	1,500	20,110
Sanyo Trading	500	9,873
Sapporo Holdings	4,800	120,044
Sato Holdings	1,200	32,539
Satori Electric	2,400	17,947
Sawada Holdings	1,600	12,447
Sawai Pharmaceutical	2,100	108,646
SBI Holdings	6,800	146,306
SBS Holdings	1,000	14,557
Scala	1,600	14,543
SCREEN Holdings	2,700	160,815
Scroll	4,000	11,952
SCSK	1,200	56,472

LVIP Dimensional International Core Equity Fund–27

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
SEC Carbon	300	$ 22,861
Secom	1,300	118,958
Seed	1,000	8,342
Sega Sammy Holdings	3,600	50,501
Seibu Holdings	7,600	132,667
Seika	900	11,079
Seikagaku	3,100	32,641
Seikitokyu Kogyo	2,900	19,599
Seiko Epson	8,900	126,420
Seiko Holdings	1,200	26,627
Seino Holdings	5,300	66,536
Seiren	1,900	21,950
Sekisui Chemical	13,000	202,307
Sekisui House	14,700	290,063
Sekisui Plastics	2,500	17,417
Senko Group Holdings	8,600	67,206
Senshu Electric	600	15,696
Senshu Ikeda Holdings	19,500	33,859
†Senshukai	1,500	3,997
Seria	2,000	48,668
Seven & i Holdings	18,100	693,688
Seven Bank	32,600	89,559
SFP Holdings	1,300	26,009
Sharp	5,600	62,536
Shibaura Electronics	600	14,988
Shibaura Mechatronics	600	16,054
Shibusawa Warehouse	700	12,310
Shibuya	1,300	34,959
†SHIFT	500	24,855
Shiga Bank	3,400	77,582
Shikoku Bank	2,900	26,451
Shikoku Chemicals	2,000	21,046
Shikoku Electric Power	5,500	51,980
Shima Seiki Manufacturing	1,700	39,279
Shimachu	3,200	78,269
Shimadzu	1,900	48,312
Shimamura	800	63,558
Shimano	200	30,221
Shimizu	20,800	188,945
Shimizu Bank	1,100	18,851
Shin Nippon Air Technologies	1,000	16,607
Shin Nippon Biomedical Laboratories	2,000	12,419
Shinagawa Refractories	700	17,157
Shindengen Electric Manufacturing	300	9,726
Shin-Etsu Chemical	5,100	548,813
Shin-Etsu Polymer	4,100	28,633
Shinko Electric Industries	4,100	35,186
Shinko Plantech	3,000	30,774
Shinko Shoji	2,200	18,964
Shinmaywa Industries	5,200	60,871
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Shinnihon	2,400	$ 16,855
Shinoken Group	2,800	24,915
Shinsei Bank	6,800	99,431
Shinsho	700	15,346
Shinwa	400	8,015
Shionogi & Co.	2,300	128,232
Ship Healthcare Holdings	2,500	106,586
Shiseido	5,000	401,296
Shizuki Electric	1,400	7,006
Shizuoka Bank	10,000	74,939
Shizuoka Gas	4,100	34,971
Shoei	600	25,249
Shoei Foods	600	18,204
Shofu	1,000	13,698
Showa	4,500	65,249
Showa Denko	6,800	179,443
Showa Sangyo	600	17,036
SIGMAXYZ	2,000	26,998
Siix	1,200	16,413
Sinanen Holdings	600	10,194
Sinfonia Technology	1,200	13,387
Sinko Industries	1,600	25,904
SK-Electronics	700	12,324
SKY Perfect JSAT Holdings	8,900	36,099
Skylark Holdings	6,800	123,804
SMC	200	85,966
SMK	200	4,987
SMS	3,100	76,088
Sodick	4,700	33,860
SoftBank Group	38,500	1,519,226
Sogo Medical	2,700	44,442
Sohgo Security Services	900	47,336
Sojitz	29,100	90,526
Soken Chemical & Engineering	1,100	12,316
Solasto	1,900	21,483
Sompo Holdings	5,300	222,583
Sony	19,600	1,158,519
Sony Financial Holdings	2,900	63,145
Sotetsu Holdings	2,200	57,653
Sourcenext	5,600	24,732
Space	1,200	14,020
Space Value Holdings	2,600	12,019
Sparx Group	4,800	11,132
Square Enix Holdings	800	38,891
SRA Holdings	1,000	22,219
Srg Takamiya	2,400	14,312
St Marc Holdings	900	19,843
Stanley Electric	5,000	133,177
Star Micronics	1,700	24,209
Starts	3,000	73,446
Starzen	400	15,946
Stella Chemifa	400	9,802
Strike	600	16,236

LVIP Dimensional International Core Equity Fund–28

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Studio Alice	900	$ 16,737
Subaru	12,800	361,985
Sugi Holdings	700	37,989
Sugimoto & Co.	800	14,148
SUMCO	17,300	235,673
Sumida	2,500	23,260
Suminoe Textile	800	22,500
Sumitomo	10,400	162,817
Sumitomo Bakelite	1,600	63,043
Sumitomo Chemical	66,200	298,878
Sumitomo Dainippon Pharma	3,200	52,945
Sumitomo Densetsu	900	18,381
Sumitomo Electric Industries	23,100	294,789
Sumitomo Forestry	13,400	178,922
Sumitomo Heavy Industries	6,400	190,708
Sumitomo Metal Mining	6,700	209,249
Sumitomo Mitsui Construction	14,700	77,459
Sumitomo Mitsui Financial Group	12,700	436,399
Sumitomo Mitsui Trust Holdings	3,300	119,499
Sumitomo Osaka Cement	2,500	107,540
Sumitomo Realty & Development	6,000	229,056
Sumitomo Riko	3,300	26,504
Sumitomo Rubber Industries	14,300	170,284
Sumitomo Seika Chemicals	600	17,784
Sun Frontier Fudousan	2,200	26,351
Suncall	3,200	13,687
Sundrug	3,700	116,747
Suntory Beverage & Food	1,500	64,218
Sun-Wa Technos	1,500	12,023
†Suruga Bank	6,700	28,097
Sushiro Global Holdings	800	53,856
Suzuken Aichi	600	32,298
Suzuki	2,700	16,085
Suzuki Motor	6,000	255,596
SWCC Showa Holdings	1,600	12,923
Sysmex	1,400	94,055
Systena	3,600	53,669
Syuppin	1,200	11,973
T Hasegawa	2,300	42,648
T RAD	800	13,056
T&D Holdings	14,200	151,737
T&K Toka	1,200	10,380
Tachibana Eletech	800	12,185
Tachikawa	900	11,476
Tachi-S	1,400	17,060
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tadano	6,300	$ 60,385
Taihei Dengyo Kaisha	1,000	22,185
Taiheiyo Cement	7,200	193,474
Taiho Kogyo	900	6,434
Taikisha	900	27,250
Taisei	7,900	307,444
Taiyo Holdings	700	23,663
Taiyo Nippon Sanso	5,600	113,820
Taiyo Yuden	9,300	228,081
Takachiho Koheki	1,200	12,384
Takamatsu Construction Group	1,100	25,298
Takaoka Toko	700	7,349
Takara Holdings	2,900	28,808
Takara Leben	9,900	38,393
Takara Standard	3,300	54,631
Takasago International	600	14,587
Takasago Thermal Engineering	2,000	33,203
Takashimaya	6,500	76,033
Take And Give Needs	1,700	18,557
Takeda Pharmaceutical	6,623	227,273
Takeei	3,400	33,518
Takeuchi Manufacturing	1,800	28,214
Takisawa Machine Tool	1,000	11,931
Takuma	2,700	30,721
Tama Home	1,400	18,076
Tamron	700	15,093
Tamura	4,000	21,530
Tanseisha	2,100	23,611
†Tateru	1,500	2,461
Tatsuta Electric Wire and Cable	3,600	15,467
Tayca	500	9,086
TDK	6,900	623,739
TechnoPro Holdings	1,500	89,510
Teijin	13,200	254,787
Teikoku Electric Manufacturing	300	3,279
Tekken	1,100	28,197
Terumo	6,100	197,385
T-Gaia	1,500	30,380
THK	6,600	174,855
TIS	2,800	161,779
Toa Hyogo	1,000	11,349
Toa Oil	1,100	22,891
TOA ROAD	300	9,525
Toa Tokyo	1,900	23,027
Toagosei	5,400	61,235
Tobishima	2,080	22,402
Tobu Railway	2,600	84,466
TOC	4,000	30,631
Tocalo	5,800	48,366
Tochigi Bank	7,700	13,969

LVIP Dimensional International Core Equity Fund–29

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Toda	16,300	$ 94,274
Toei	200	28,412
Toei Animation	600	27,290
Toenec	1,000	32,017
Toho (Kobe)	300	5,170
Toho (Tokyo)	900	39,505
Toho Bank	16,500	39,004
Toho Gas	1,600	61,363
Toho Holdings	4,400	102,231
Toho Titanium	1,700	13,100
Toho Zinc	900	16,765
Tohoku Bank	1,100	10,773
Tohoku Electric Power Holdings	3,600	35,187
Tokai	1,000	21,902
Tokai Carbon	12,400	125,675
TOKAI Holdings	5,500	51,651
Tokai Rika	4,500	76,542
Tokai Tokyo Financial Holdings	13,200	36,576
Token	700	43,074
Tokio Marine Holdings	7,900	423,812
Tokushu Tokai Paper	800	28,050
Tokuyama	4,100	94,568
†Tokyo Base	1,700	12,445
Tokyo Century	1,900	88,361
Tokyo Dome	6,400	61,701
†Tokyo Electric Power	18,100	88,772
Tokyo Electron	1,600	307,398
Tokyo Electron Device	700	13,157
Tokyo Energy & Systems	1,900	15,518
Tokyo Gas	2,000	50,586
Tokyo Kiraboshi Financial Group	2,700	35,201
Tokyo Ohka Kogyo	1,800	67,344
Tokyo Rakutenchi	300	15,822
Tokyo Rope Manufacturing	600	5,633
Tokyo Seimitsu	2,500	74,134
Tokyo Steel Manufacturing	4,300	33,059
Tokyo Tatemono	8,100	114,329
Tokyo Tekko	1,100	13,710
Tokyo Theatres	1,800	22,753
Tokyotokeiba	500	15,214
Tokyu	3,800	71,483
Tokyu Construction	9,200	70,686
Tokyu Fudosan Holdings	21,600	138,244
Toli	2,800	6,527
Tomato Bank	1,900	18,784
Tomoe	1,600	5,951
Tomoe Engineering	1,100	24,080
Tomoku	800	11,432
TOMONY Holdings	8,900	28,995
Tomy	7,200	82,709
Tonami Holdings	500	21,369
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Topcon	8,000	$ 106,776
Toppan Forms	4,800	45,594
Toppan Printing	2,500	44,399
Topre	2,600	41,260
Topy Industries	1,200	21,432
Toray Industries	27,500	204,805
Torex Semiconductor	1,500	17,095
Toridoll Holdings	1,500	33,876
Torii Pharmaceutical	600	16,023
Torikizoku	900	20,253
Torishima Pump Manufacturing	1,600	14,523
Tosei	3,100	36,720
Toshiba Machine	2,100	43,712
Toshiba Plant Systems & Services	1,400	23,406
Toshiba TEC	2,000	59,369
Tosho	600	13,265
Tosoh	12,600	167,855
Totech	400	7,999
Totetsu Kogyo	1,400	41,568
TOTO	2,300	86,619
Totoku Electric	700	12,691
Tottori Bank	600	8,005
Towa	1,400	11,184
Towa Bank	3,300	24,280
Towa Pharmaceutical	2,100	48,856
Toyo Construction	5,200	22,550
Toyo Denki Seizo KK	800	10,967
†Toyo Engineering	3,400	19,572
Toyo Ink SC Holdings	2,600	59,335
Toyo Kanetsu	300	5,371
Toyo Machinery & Metal	2,400	12,704
Toyo Securities	8,000	13,667
Toyo Seikan Group Holdings	4,700	73,342
Toyo Suisan Kaisha	1,000	40,157
Toyo Tanso	1,000	21,655
Toyo Tire & Rubber	8,000	101,644
Toyobo	6,300	82,991
Toyoda Gosei	5,000	100,657
Toyota Boshoku	4,300	60,477
Toyota Motor	55,484	3,726,318
Toyota Motor ADR	1,489	200,256
Toyota Tsusho	5,500	178,517
TPR	1,800	28,873
Trancom	400	23,204
Trend Micro	3,300	157,702
Tri Chemical Laboratories	300	18,528
Trusco Nakayama	1,500	35,150
Trust Tech	1,600	19,292
TS Tech	2,800	85,642
Tsubaki Nakashima	3,100	46,660
Tsubakimoto Chain	1,600	51,500

LVIP Dimensional International Core Equity Fund–30

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tsubakimoto Kogyo	400	$ 13,944
Tsugami	5,000	42,775
Tsukada Global Holdings	1,600	8,850
Tsukishima Kikai	1,500	19,352
Tsukuba Bank	3,300	5,623
Tsukui	2,800	11,104
Tsumura & Co.	1,600	42,991
Tsuruha Holdings	1,000	109,203
Tsurumi Manufacturing	800	14,946
Tv Tokyo Holdings	1,400	28,738
UACJ	3,200	54,181
Ube Industries	10,500	213,310
Uchida Yoko	700	25,396
UKC Holdings	1,800	29,290
Ulvac	4,100	166,038
Unicharm	2,900	92,174
Uniden Holdings	800	13,863
Union Tool	400	11,689
Unipres	3,000	47,306
UNITED	700	7,740
United Arrows	1,400	40,989
United Super Markets Holdings	4,800	42,832
†Unitika	8,100	23,987
Universal Entertainment	900	29,201
Unizo Holdings	1,300	57,928
Urbanet	5,600	21,320
Ushio	4,200	59,642
USS	3,200	62,318
UT Group	1,900	40,937
V Technology	600	29,360
Valor Holdings	3,000	50,656
Valqua	1,300	26,283
Value HR	400	11,833
ValueCommerce	1,200	19,042
†Vector	800	6,702
†Vision	1,800	26,113
Vital KSK Holdings	1,900	18,456
VT Holdings	3,300	13,609
Wacoal Holdings	3,600	92,948
Wacom	4,200	13,692
Wakachiku Construction	1,500	20,860
Wakita & Co.	3,800	37,543
Warabeya Nichiyo Holdings	1,300	23,744
Watahan & Co.	500	9,155
WATAMI	1,800	22,623
Wavelock Holdings	1,500	10,890
WDB Holdings	300	8,082
Weathernews	700	21,530
Welcia Holdings	1,500	75,808
West Holdings	1,200	14,811
West Japan Railway	1,200	101,533
WIN-Partners	1,900	19,969
Workman	300	21,880
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
World Holdings	800	$ 11,647
Wowow	500	12,144
Xebio Holdings	2,000	21,842
YAC Holdings	2,100	13,203
Yachiyo Industry	1,000	5,476
Yagi & Co.	500	7,080
Yahagi Construction	1,500	9,645
Yahoo Japan	26,600	74,942
Yakult Honsha	600	33,683
YAKUODO Holdings	1,100	27,631
YAMABIKO	2,500	26,438
YAMADA Consulting Group	500	7,824
Yamada Denki	13,100	63,474
Yamagata Bank	1,900	25,802
Yamaguchi Financial Group	9,000	62,158
Yamaha	800	36,068
Yamaha Motor	13,700	249,752
Yamaichi Electronics	1,500	17,106
YA-MAN	1,000	6,568
Yamanashi Chuo Bank	2,800	26,759
Yamatane	900	11,309
Yamato	2,100	13,730
Yamato Holdings	7,700	116,333
Yamaya	400	8,117
Yamazaki Baking	6,900	123,419
Yamazen	2,400	21,006
Yaoko	1,000	44,805
Yashima Denki	1,700	13,603
Yaskawa Electric	5,000	185,586
Yasunaga	500	5,958
Yellow Hat	3,200	47,367
Yokogawa Bridge Holdings	2,100	31,691
Yokogawa Electric	4,600	84,528
Yokohama Reito	3,900	37,483
Yokohama Rubber	9,000	180,871
Yokowo	1,800	49,466
Yomiuri Land	300	12,427
Yondoshi Holdings	500	12,204
Yorozu	1,000	12,088
Yossix	500	14,663
Yotai Refractories	2,700	14,530
Yuasa Trading	1,700	48,664
Yume No Machi Souzou Iinkai	600	8,954
Yumeshin Holdings	2,500	20,330
Yurtec	3,400	20,724
Yushiro Chemical Industry	1,300	16,117
Zenkoku Hosho	900	35,170
Zenrin	1,700	28,897
Zensho Holdings	3,900	84,247
Zeon	9,800	120,152
ZIGExN	3,300	17,526
Zojirushi	1,100	14,601

LVIP Dimensional International Core Equity Fund–31

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
ZOZO	5,100	$ 118,137
		94,134,159
Jersey–0.03%
Centamin	70,027	108,407
		108,407
Luxembourg–0.21%
Eurofins Scientific	506	235,309
RTL Group	2,249	108,135
SES FDR	25,981	473,567
Tenaris	1,983	21,033
		838,044
Macau–0.07%
MGM China Holdings	20,400	31,763
Sands China	19,600	88,566
SJM Holdings	88,000	83,575
Wynn Macau	28,000	54,563
		258,467
Mexico–0.01%
Fresnillo	2,990	25,154
		25,154
Mongolia–0.00%
†Mongolian Mining	35,500	4,225
		4,225
Netherlands–3.08%
Aalberts Industries	8,654	342,707
ABN AMRO Group CVA	9,851	173,539
Accell Group	650	15,720
Aegon	84,201	349,697
Aegon (New York shares)	1,664	6,872
Akzo Nobel	4,549	405,328
†Altice Europe Class A	14,011	73,244
AMG Advanced Metallurgical Group	2,669	64,182
Amsterdam Commodities	1,224	26,495
APERAM	3,366	81,812
Arcadis	5,163	96,482
ArcelorMittal (New York Shares)	17,853	254,227
†Argenx	74	8,398
†Argenx ADR	270	30,769
ASM International	3,281	301,858
ASML Holding	930	230,653
ASML Holding (New York shares)	2,575	639,682
ASR Nederland	12,714	469,141
†Basic-Fit	2,052	64,284
BE Semiconductor Industries	4,499	140,735
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
†Beter Bed Holding	484	$ 940
Boskalis Westminster	7,074	147,470
Brunel International	2,398	27,323
Corbion	7,111	206,477
Euronext	3,432	281,015
ForFarmers	2,935	18,488
†Fugro CVA	5,395	36,234
GrandVision	4,447	133,171
†Heijmans CVA	1,585	13,265
Heineken	4,477	483,570
Hunter Douglas	353	22,918
IMCD	1,475	109,003
ING Groep	37,974	396,704
ING Groep ADR	6,300	65,835
Intertrust	2,494	48,789
Kendrion	1,547	31,043
Koninklijke Ahold Delhaize	37,638	941,238
Koninklijke BAM Groep	25,123	62,700
Koninklijke DSM	4,355	524,263
Koninklijke KPN	163,793	510,451
Koninklijke Philips	10,816	499,219
Koninklijke Vopak	3,099	159,285
Nederland Apparatenfabriek	289	14,295
NN Group	8,576	303,921
†OCI	5,334	125,805
Ordina	8,314	15,228
PostNL	21,003	46,548
Randstad	7,964	391,001
Royal Dutch Shell Class A	11,586	339,794
Royal Dutch Shell Class A ADR	21,031	1,237,674
SBM Offshore	13,908	230,643
Signify	7,384	202,931
Sligro Food Group	1,675	47,348
TKH Group CVA	3,347	166,781
†TomTom	3,375	37,844
Van Lanschot Kempen CVA	1,102	24,203
Wolters Kluwer	5,974	435,893
		12,115,135
New Zealand–0.44%
†a2 Milk	13,678	113,646
Air New Zealand	57,042	100,057
Arvida Group	15,546	14,415
Auckland International Airport	12,369	70,923
Chorus	39,479	124,852
Contact Energy	9,731	52,044
EBOS Group	4,325	67,708
Fisher & Paykel Healthcare	6,224	67,531
Fletcher Building	15,677	50,560

LVIP Dimensional International Core Equity Fund–32

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
New Zealand (continued)
†Fonterra Co-operative Group	1,748	$ 3,832
Freightways	10,457	53,175
Genesis Energy	17,212	36,868
Gentrack Group	3,379	11,090
Hallenstein Glasson Holdings	5,127	18,754
Heartland Group Holdings	28,086	28,502
Infratil	21,097	65,046
Kathmandu Holdings	7,375	14,087
Mainfreight	2,869	71,707
Mercury	3,950	12,395
Meridian Energy	20,085	65,414
Metlifecare	11,658	32,559
New Zealand Refining	7,205	9,436
NZX	14,620	11,816
Port of Tauranga	7,990	32,329
†Restaurant Brands New Zealand	1,312	9,284
Ryman Healthcare	5,732	47,640
Sanford	3,824	16,286
Scales	3,563	11,045
Skellerup Holdings	11,414	16,370
SKY Network Television	9,600	6,737
SKYCITY Entertainment Group	33,727	84,687
Spark New Zealand	58,177	160,690
Summerset Group Holdings	15,998	66,301
†Synlait Milk	4,693	26,753
Tourism Holdings	5,008	13,271
Trustpower	4,862	25,176
Vector	4,460	10,058
Vista Group International	7,747	18,645
Warehouse Group	6,110	9,565
Z Energy	17,586	61,697
		1,712,951
Norway–0.83%
†ABG Sundal Collier Holding	35,090	13,071
AF Gruppen	854	16,991
†Akastor	6,130	7,304
Aker BP	5,231	139,383
†Aker Solutions	6,553	17,662
†American Shipping	4,751	17,335
†Atea	6,998	89,998
Austevoll Seafood	5,943	56,438
†Avance Gas Holding	6,307	25,392
†Axactor	6,859	12,983
Bakkafrost	1,983	117,194
Bonheur	1,160	25,436
Borregaard	5,961	63,599
†BW Offshore	8,430	58,031
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
DNB	11,650	$ 205,366
DNO	52,313	75,047
†DOF	17,156	3,065
Entra	2,612	40,967
Equinor	26,740	506,514
Equinor ADR	700	13,265
Europris	12,413	34,328
†Frontline	2,974	27,060
Gjensidige Forsikring	1,987	39,407
Grieg Seafood	3,963	48,510
†Hexagon Composites	3,465	11,264
Hoegh LNG Holdings	2,562	10,261
†Kongsberg Automotive	21,255	12,616
Kvaerner	15,716	20,109
Leroy Seafood Group	8,966	54,542
Marine Harvest	5,452	125,926
†NEL	3,806	3,486
Norsk Hydro	43,036	151,537
Norway Royal Salmon	1,014	21,823
†Norwegian Finans Holding	6,366	53,721
Ocean Yield	6,285	35,359
†Odfjell Drilling	10,099	31,593
Orkla	5,884	53,540
†Otello	8,180	14,275
†Petroleum Geo-Services	27,728	37,522
†Prosafe	521	547
Salmar	1,165	51,146
Sbanken	3,285	23,723
Scatec Solar	7,604	97,754
Schibsted Class A	888	26,279
Schibsted Class B	714	20,023
Selvaag Bolig	3,629	20,550
Solon Eiendom ASA	3,572	14,011
SpareBank 1 SR-Bank	8,882	96,709
Stolt-Nielsen	1,310	15,062
Storebrand	17,796	112,503
Telenor	6,703	134,488
TGS NOPEC Geophysical	6,492	164,320
Tomra Systems	1,480	39,549
Veidekke	4,780	53,673
Wallenius Wilhelmsen	6,016	14,016
Wilh Wilhelmsen Holding Class A	1,326	20,670
†XXL	2,669	6,659
Yara International	998	43,029
		3,246,631
Portugal–0.20%
Altri	3,521	23,369
Banco Comercial Portugues	422,999	87,823
CTT-Correios de Portugal	4,552	10,538
EDP Renovaveis	6,056	65,281
Energias de Portugal	17,334	67,270

LVIP Dimensional International Core Equity Fund–33

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Portugal (continued)
Galp Energia	7,878	$ 118,479
Jeronimo Martins	8,189	138,096
Mota-Engil	7,497	14,781
Navigator	7,772	27,789
NOS	20,804	113,584
REN - Redes Energeticas Nacionais	14,994	41,831
Semapa-Sociedade de Investimento e Gestao	1,921	24,505
Sonae	61,884	57,620
Sonae Capital	12,026	7,996
		798,962
Russia–0.02%
Highland Gold Mining	21,937	58,169
		58,169
Singapore–1.03%
Accordia Golf Trust	85,200	32,979
AEM Holdings	20,400	16,718
Banyan Tree Holdings	48,800	16,143
=Best World International	23,900	17,482
Boustead Singapore	12,700	7,123
Bukit Sembawang Estates	7,800	27,370
BW LPG	9,135	53,445
CapitaLand	58,800	150,303
China Aviation Oil Singapore	34,700	29,131
China Sunsine Chemical Holdings	15,500	12,122
Chip Eng Seng	40,600	18,364
CITIC Envirotech	63,600	14,736
City Developments	13,800	98,168
ComfortDelGro	63,800	110,850
Dairy Farm International Holdings	8,700	54,833
DBS Group Holdings	9,900	179,102
Delfi	3,900	3,231
=†Ezion Holdings	288,390	6,740
Far East Orchard	21,100	17,867
First Resources	41,400	47,938
Frasers Property	33,300	42,163
Frencken Group	21,400	10,461
Genting Singapore	101,800	64,816
Geo Energy Resources	109,100	11,768
GL	39,700	22,408
Goldenri-Resources	378,700	61,639
Great Eastern Holdings	700	11,503
GuocoLand	27,500	39,997
†Halcyon Agri	27,812	9,055
Hi-P International	20,100	16,456
Ho Bee Land	7,100	11,971
Hong Fok	19,800	11,679
†Hong Leong Asia	48,400	19,798
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Hong Leong Finance	10,000	$ 18,740
Hotel Grand Central	19,542	18,085
Hutchison Port Holdings Trust	283,800	44,337
†Hyflux	16,000	480
Indofood Agri Resources	26,500	6,231
Japfa	38,000	12,380
Jardine Cycle & Carriage	2,488	54,036
Kenon Holdings	783	15,599
Keppel	33,400	143,436
Keppel Infrastructure Trust	127,116	48,766
Lian Beng Group	45,500	16,633
=†Midas Holdings	143,100	3,727
†mm2 Asia	59,300	9,446
Olam International	30,000	39,060
OUE	20,900	22,086
Oversea-Chinese Banking	59,550	468,146
Oxley Holdings	93,185	21,252
QAF	12,400	6,823
Raffles Medical Group	42,300	30,304
RHT Health Trust	23,800	327
Riverstone Holdings	20,800	14,372
SATS	19,200	67,325
Sembcorp Industries	92,600	139,427
†Sembcorp Marine	12,700	10,838
Sheng Siong Group	17,900	14,375
SIA Engineering	6,600	12,326
SIIC Environment Holdings	68,260	12,100
Sinarmas Land	50,600	8,059
Singapore Airlines	32,900	217,610
Singapore Exchange	21,700	133,130
Singapore Post	108,400	76,477
Singapore Technologies Engineering	39,700	110,355
Singapore Telecommunications	80,800	181,294
Stamford Land	46,600	16,184
StarHub	26,400	24,832
Sunningdale Tech	8,300	7,330
Tuan Sing Holdings	51,000	12,552
UMS Holdings	27,625	12,104
United Engineers	16,300	29,830
United Overseas Bank	19,562	363,560
UOB-Kay Hian Holdings	6,670	5,793
UOL Group	22,200	120,556
Valuetronics Holdings	30,910	13,877
Venture	10,300	114,211
Wilmar International	18,900	51,011
Wing Tai Holdings	45,500	67,481
		4,065,262

LVIP Dimensional International Core Equity Fund–34

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain–2.12%
Acciona	1,873	$ 198,226
Acerinox	17,662	151,254
ACS Actividades de Construccion y Servicios	6,634	265,068
Aena SME	1,299	237,786
Amadeus IT Group	5,014	359,261
†Amper	80,575	22,789
Applus Services	9,356	121,336
Atresmedia Corp. de Medios de Comunicacion	4,821	18,571
Azkoyen	1,341	10,319
Banco Bilbao Vizcaya Argentaria	34,518	179,683
Banco de Sabadell	324,310	314,425
Banco Santander	217,342	884,325
Banco Santander ADR	4,712	18,942
Bankia	32,252	60,855
Bankinter	9,226	58,219
Bolsas y Mercados Espanoles SHMSF	6,117	154,407
CaixaBank	63,700	167,084
†Cellnex Telecom	7,338	303,085
Cia de Distribucion Integral Logista Holdings	3,443	67,087
CIE Automotive	3,832	96,089
Construcciones y Auxiliar de Ferrocarriles	660	29,962
Ebro Foods	2,952	59,003
†eDreams ODIGEO	3,178	14,791
Elecnor	1,813	19,366
Enagas	11,621	268,637
Ence Energia y Celulosa	12,508	47,602
Endesa	4,784	125,846
Ercros	10,000	22,415
Euskaltel	6,619	58,797
Faes Farma	20,742	105,912
Ferrovial	1,834	52,990
†Fluidra	3,288	38,994
Fomento de Construcciones y Contratas	3,270	37,495
†Global Dominion Access	7,450	29,970
Grifols	6,339	186,862
Grupo Catalana Occidente	1,101	34,981
†Grupo Empresarial San Jose S.A.	2,400	17,735
Iberdrola	99,058	1,029,586
Iberpapel Gestion	312	8,842
†Indra Sistemas	8,152	70,581
Industria de Diseno Textil	8,193	253,553
Liberbank	124,330	38,039
Mapfre	32,053	86,327
†Masmovil Ibercom S.A.	3,877	78,712
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Mediaset Espana Comunicacion	13,229	$ 85,272
Melia Hotels International	3,149	24,437
Miquel y Costas & Miquel	1,372	24,375
Naturgy Energy Group	8,813	233,745
†Obrascon Huarte Lain	5,166	5,951
†Promotora de Informaciones Class A	23,606	33,705
Prosegur Cia de Seguridad	21,566	84,057
†Realia Business	11,794	11,441
Red Electrica	9,118	184,692
Repsol	24,249	378,187
Sacyr	29,392	75,285
Siemens Gamesa Renewable Energy	2,579	34,987
†Solaria Energia y Medio Ambiente	4,205	26,102
†Talgo	2,327	12,856
†Tecnicas Reunidas	591	14,499
Telefonica	30,850	235,729
Telefonica ADR	19,864	150,966
Tubacex	8,167	23,189
Unicaja Banco	20,940	16,656
Vidrala	1,037	86,918
Viscofan	2,727	127,780
Zardoya Otis	12,104	82,199
		8,358,837
Sweden–2.62%
AAK	5,274	102,217
†AcadeMedia	3,239	14,987
†Adapteo	3,362	38,449
AddLife Class B	1,068	27,988
AddNode Group	803	12,929
AddTech Class B	3,300	85,775
AF Class B	3,529	70,908
Alfa Laval	9,944	196,136
Alimak Group	3,226	42,576
Arjo Class B	11,849	44,891
Atlas Copco Class A	7,781	239,601
Atlas Copco Class B	4,669	126,432
Atrium Ljungberg Class B	2,537	56,054
Attendo	3,773	16,461
Avanza Bank Holding	4,745	38,615
Axfood	2,174	46,157
Beijer Alma Class B	3,471	43,088
Beijer Ref	2,621	59,549
Bergman & Beving Class B	2,044	17,400
Besqab	861	12,598
†Betsson	9,414	45,562
Bilia Class A	7,797	61,886
BillerudKorsnas	11,164	120,713
BioGaia Class B	1,029	45,190
Biotage	2,689	27,939

LVIP Dimensional International Core Equity Fund–35

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Boliden	14,020	$ 321,991
Bonava Class B	6,842	77,472
Bravida Holding	6,158	53,994
Bufab	2,873	29,979
Bulten	815	5,156
†Byggmax Group	2,929	8,748
Castellum	3,437	73,583
Catena	661	21,678
Clas Ohlson Class B	1,932	18,537
Cloetta Class B	15,754	45,192
Concentric	2,269	27,659
Dios Fastigheter	6,284	54,816
Dometic Group	13,171	103,233
Duni	3,070	34,999
Dustin Group	2,557	20,443
Eastnine	1,862	21,601
Electrolux Class B	11,611	275,067
Elekta Class B	4,571	60,149
†Eltel	11,132	23,947
†Enea	691	10,073
Epiroc Class A	10,433	112,991
Epiroc Class B	4,300	44,374
Essity	384	11,333
Essity Class B	8,716	254,319
Fabege	4,066	66,981
Fagerhult	2,150	11,637
†Fastighets Balder Class B	1,822	68,977
†Fingerprint Cards Class B	23,930	48,477
Getinge Class B	7,356	102,822
Granges	7,012	71,558
Gunnebo	3,239	7,696
Gunnebo	809	1,923
Haldex	3,002	15,304
Heba Fastighets Class B	1,992	16,532
†Hembla	1,457	31,896
Hemfosa Fastigheter	5,440	55,082
Hennes & Mauritz Class B	11,143	216,000
Hexagon Class B	1,095	52,746
Hexpol	8,792	67,482
†HIQ International	2,619	12,960
HMS Networks	904	11,663
†Hoist Finance	3,822	21,712
Holmen Class B	4,202	99,439
Hufvudstaden Class A	1,839	33,282
Humana	2,175	12,267
Husqvarna Class A	357	2,719
Husqvarna Class B	15,304	116,385
ICA Gruppen	2,474	114,258
Indutrade	2,575	72,160
Intrum	4,424	111,140
Inwido	6,076	32,700
†ITAB Shop Concept Class B	1,500	3,619
JM	6,120	156,381
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
KappAhl	8,744	$ 17,730
Kindred Group SDR	12,015	70,127
Klovern Class B	25,228	47,070
KNOW IT	1,633	30,481
Kungsleden	6,895	62,603
Lagercrantz Group Class B	3,838	48,850
Lifco Class B	1,220	57,504
Lindab International	6,964	70,972
Loomis Class B	7,020	246,505
Lundin Petroleum	1,834	54,981
†Mekonomen	2,222	18,677
Momentum Group Class B	1,030	10,400
Mycronic	2,215	27,402
†NetEnt	11,142	34,352
New Wave Group Class B	5,098	29,036
Nibe Industrier Class B	3,204	40,611
Nobia	10,077	58,422
Nobina	6,838	42,735
Nokian Renkaat	8,214	231,523
Nolato Class B	1,916	102,232
Nordic Entertainment Group Class B	1,226	28,788
Nordic Waterproofing Holding	2,580	22,509
NP3 Fastigheter	1,486	14,929
†Nyfosa	5,440	37,025
OEM International Class B	571	12,354
Opus Group	18,102	10,003
Peab	14,960	132,826
Platzer Fastigheter Holding Class B	1,642	16,041
Pricer Class B	11,019	14,076
Proact IT Group	780	12,056
Ratos Class B	17,331	44,081
†RaySearch Laboratories	882	14,386
Recipharm Class B	4,805	64,410
Resurs Holding	4,692	27,800
Rottneros	8,551	8,785
Saab Class B	1,251	35,890
Sagax Class B	2,690	30,866
Sandvik	15,469	240,821
†SAS	26,948	34,336
Scandi Standard	5,314	37,193
†Sectra Class B	878	28,933
Securitas Class B	10,139	155,259
Semcon	1,825	10,281
Skandinaviska Enskilda Banken Class A	28,730	263,991
Skanska Class B	7,236	146,494
SKF Class A	693	11,452
SKF Class B	15,095	249,266
SkiStar	3,916	50,044
SSAB Class A	8,512	23,667
SSAB Class B	22,718	56,423

LVIP Dimensional International Core Equity Fund–36

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
SSAB (Helsinki Stock Exchange) Class B	7,881	$ 19,635
Svenska Cellulosa SCA Class A	1,121	10,439
Svenska Cellulosa SCA Class B	17,336	154,479
Svenska Handelsbanken Class A	14,493	135,583
Sweco Class B	2,300	65,305
Swedbank Class A	13,972	201,220
Swedish Match	1,648	68,158
†Swedish Orphan Biovitrum	1,348	20,623
Systemair	645	9,009
Tele2 Class B	13,389	199,127
Telefonaktiebolaget LM Ericsson Class B	5,521	44,093
Telia	62,638	280,211
Thule Group	4,290	81,196
Trelleborg Class B	7,434	104,229
Troax Group	1,650	16,677
Volvo Class A	6,269	87,948
Volvo Class B	42,403	595,046
Wallenstam Class B	6,110	69,258
Wihlborgs Fastigheter	5,218	84,795
		10,325,462
Switzerland–7.15%
ABB	22,440	441,302
Adecco Group	8,836	488,965
†Alcon	9,842	573,869
†Allreal Holding	1,268	243,751
†ALSO Holding	352	50,293
†ams	4,231	188,794
APG SGA	98	26,502
†Arbonia	5,155	61,887
†Aryzta	53,987	41,127
Ascom Holding	2,343	24,240
Autoneum Holding	251	27,623
Baloise Holding	2,134	382,359
Banque Cantonale de Geneve	199	39,379
Banque Cantonale Vaudoise	202	154,574
Barry Callebaut	62	127,877
Belimo Holding	28	154,035
†Bell Food Group	131	35,570
Bellevue Group	933	21,314
Berner Kantonalbank	291	62,542
BKW	572	42,467
Bobst Group	566	29,094
Bossard Holding Class A	510	70,263
Bucher Industries	542	169,548
Burkhalter Holding	316	22,801
†Calida Holding	290	9,008
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Carlo Gavazzi Holding	46	$ 11,430
Cembra Money Bank	1,456	151,736
†Cham Group	27	11,038
Chocoladefabriken Lindt & Spruengli Class R	3	248,284
†Cicor Technologies	245	12,102
Cie Financiere Richemont	6,067	444,624
Cie Financiere Tradition	104	10,906
†Clariant	10,371	202,003
†Coltene Holding	173	14,105
Conzzeta	111	96,648
†Credit Suisse Group ADR	583	7,118
†Credit Suisse Group	22,997	281,325
Daetwyler Holding	454	73,942
†dormakaba Holding	162	104,482
†Dufry	1,909	159,691
†EFG International	9,419	58,360
Emmi	112	91,346
EMS-Chemie Holding	192	119,635
†Evolva Holding	58,889	9,677
†Feintool International Holding	279	15,821
Fenix Outdoor International	263	24,527
Flughafen Zurich	1,621	300,047
Forbo Holding	102	151,479
†GAM Holding	14,490	58,166
Geberit	839	400,946
Georg Fischer	391	338,943
Givaudan	163	454,936
†Glencore	268,157	808,104
Gurit Holding	24	32,127
Helvetia Holding	3,003	414,464
†HOCHDORF Holding	78	6,133
Huber + Suhner	884	56,926
Implenia	1,019	38,288
Inficon Holding	131	84,940
Interroll Holding	57	105,739
Intershop Holding	66	35,650
†Investis Holding S.A.	307	22,272
†Julius Baer Group	9,682	428,824
Jungfraubahn Holding	207	32,148
Kardex	617	85,193
Komax Holding	298	62,776
†Kudelski	1,531	9,516
Kuehne + Nagel International Class R	1,268	186,590
†LafargeHolcim	4,619	227,457
LEM Holding	23	27,432
Liechtensteinische Landesbank	961	60,597
Logitech International	1,164	47,302

LVIP Dimensional International Core Equity Fund–37

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Logitech International (New York Shares) Class R	2,260	$ 92,072
†Lonza Group	1,893	640,612
Luzerner Kantonalbank	220	91,809
Metall Zug	12	24,408
†Mobilezone Holding	2,635	25,949
†Mobimo Holding	1,046	295,598
Nestle	42,104	4,566,366
Novartis	22,504	1,953,053
OC Oerlikon	14,129	141,839
†Orascom Development Holding	824	12,483
†Orior	377	32,221
Partners Group Holding	434	333,293
Phoenix Mecano	34	13,280
Plazza Class A	48	12,216
PSP Swiss Property	1,606	203,901
Rieter Holding	353	50,644
Roche Holding	8,476	2,467,910
Roche Holding (Swiss Exchange)	282	81,631
Romande Energie Holding	5	6,212
†Schaffner Holding	33	6,811
Schindler Holding	531	118,463
†Schmolz + Bickenbach	41,908	9,364
Schweiter Technologies	88	83,852
SFS Group	1,215	96,905
SGS	124	307,386
†Siegfried Holding	377	148,368
Sika	2,840	415,525
Sonova Holding	1,217	283,172
St Galler Kantonalbank	194	85,130
Straumann Holding Class R	249	203,669
Sulzer	2,013	198,138
†Sunrise Communications Group	4,356	338,950
Swatch Group	665	176,558
Swatch Group (Swiss Exchange)	1,203	60,456
Swiss Life Holding	819	391,564
†Swiss Prime Site	2,225	217,748
Swiss Re	2,656	277,137
Swisscom	1,321	651,745
Swissquote Group Holding	868	36,100
Tamedia	202	19,916
†Temenos	2,443	409,080
†u-blox Holding	564	40,723
†UBS Group	24,032	271,802
†UBS Group (New York Shares)	12,003	136,287
Valiant Holding	898	89,265
†Valora Holding	314	85,104
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
†VAT Group	2,590	$ 326,637
Vaudoise Assurances Holding	91	49,783
Vetropack Holding	19	50,324
Vifor Pharma	1,926	307,831
Vontobel Holding	1,866	101,050
VP Bank	436	68,411
VZ Holding	106	31,650
†Ypsomed Holding	278	35,883
Zehnder Group	646	25,876
†Zug Estates Holding	9	18,306
Zuger Kantonalbank	7	42,620
Zurich Insurance Group	2,028	776,740
		28,154,805
United Arab Emirates–0.01%
NMC Health	1,641	54,693
		54,693
United Kingdom–13.95%
4imprint Group	1,115	41,188
888 Holdings	14,760	27,966
AA	31,539	23,267
Admiral Group	4,204	109,323
AG Barr	8,617	61,345
Aggreko	18,915	193,223
Anglo American (London Stock Exchange)	51,978	1,194,557
Anglo-Eastern Plantations	1,229	6,732
Arrow Global Group	10,826	28,885
Ascential	5,813	27,102
Ashmore Group	11,961	74,416
Ashtead Group	10,501	292,028
†ASOS	410	12,484
Associated British Foods	9,615	272,189
AstraZeneca	357	31,876
AstraZeneca ADR	28,944	1,290,034
Auto Trader Group	41,240	258,478
AVEVA Group	626	28,445
Aviva	104,369	512,367
Avon Rubber	2,181	44,569
B&M European Value Retail	68,581	319,772
Babcock International Group	33,858	232,209
BAE Systems	50,599	354,359
Balfour Beatty	29,644	80,841
Bank of Georgia Group	2,767	45,588
Barclays ADR	44,296	325,133
Barratt Developments	32,391	257,853
BBA Aviation	50,944	195,469
BCA Marketplace	4,398	12,751
Beazley	7,109	54,331
Bellway	11,571	475,685

LVIP Dimensional International Core Equity Fund–38

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Berkeley Group Holdings	8,756	$ 449,572
BHP Group	8,188	174,890
Biffa	16,861	49,030
Bloomsbury Publishing	9,730	28,712
Bodycote	14,322	126,095
†boohoo Group	35,966	117,180
Bovis Homes Group	9,417	129,035
BP	73,540	465,564
BP ADR	62,216	2,363,586
Braemar Shipping Services	3,535	8,584
Brewin Dolphin Holdings	28,717	112,274
British American Tobacco	14,521	536,264
Britvic	18,052	218,107
BT Group	162,364	356,131
Bunzl	4,601	120,267
Burberry Group	8,557	228,571
†Cairn Energy	33,030	77,794
†Capita	21,700	38,649
Capital & Counties Properties	24,485	70,803
Card Factory	28,435	58,667
CareTech Holdings	2,708	12,046
Carnival ADR	748	31,468
Central Asia Metals	4,795	12,263
Centrica	221,084	200,476
Chemring Group	10,580	25,601
Chesnara	6,319	21,871
Cineworld Group	64,496	180,564
City of London Investment Group	91	488
Clarkson	1,296	39,041
Clipper Logistics	3,278	8,585
Close Brothers Group	13,227	228,990
CLS Holdings	9,454	27,666
CMC Markets	11,645	15,177
†Cobham	28,184	54,318
Coca-Cola European Partners	4,814	268,248
†Coca-Cola HBC	4,056	132,471
Compass Group	17,636	453,822
Computacenter	6,315	100,193
Consort Medical	2,364	21,916
ConvaTec Group	76,383	164,507
Costain Group	7,704	14,796
Countryside Properties	6,856	28,301
†Countrywide	6,331	309
Cranswick	3,259	118,129
Crest Nicholson Holdings	19,125	89,278
Croda International	2,437	145,576
CVS Group	1,891	23,716
CYBG	86,969	122,553
Daily Mail & General Trust	3,269	34,282
Dart Group	7,449	83,804
DCC	2,929	255,451
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
De La Rue	3,905	$ 10,731
Devro	15,625	36,464
DFS Furniture	7,788	21,162
Diageo	3,922	160,215
Diageo ADR	3,291	538,144
†Dialog Semiconductor	3,052	144,545
Dignity	2,479	15,545
Diploma	9,601	196,316
Direct Line Insurance Group	100,546	370,965
DiscoverIE Group	3,315	17,446
Dixons Carphone	70,444	102,918
Domino's Pizza Group	23,734	74,369
Drax Group	27,505	93,409
DS Smith	90,792	402,027
Dunelm Group	4,893	50,416
easyJet	5,494	77,541
†EI Group	34,066	117,783
Electrocomponents	35,880	283,659
Elementis	12,203	22,205
EMIS Group	2,182	27,258
†EnQuest	81,097	19,075
Entertainment One	34,991	243,336
Equiniti Group Class WI	14,377	38,329
Essentra	12,141	63,533
Euromoney Institutional Investor	4,688	85,309
Evraz	13,963	80,365
Experian	17,478	558,931
FDM Group Holdings	4,135	37,626
Ferrexpo	25,210	49,970
Fevertree Drinks	5,501	163,633
Fiat Chrysler Automobiles	68,260	884,294
Findel	3,000	7,313
†Firstgroup	108,881	184,078
†FLEX LNG	2,019	19,125
Forterra	3,979	13,919
†Foxtons Group	7,206	4,430
†Frontier Developments	992	12,417
Fuller Smith & Turner Class A	1,225	18,300
G4S	141,555	329,672
Galliford Try	7,192	59,104
Games Workshop Group	1,693	98,067
Gamma Communications	1,244	16,820
†Gem Diamonds	5,209	4,426
†Georgia Capital	1,523	19,101
GlaxoSmithKline	11,664	250,013
GlaxoSmithKline ADR	22,014	939,558
Go-Ahead Group	4,885	120,968
Gocompare.Com Group	21,795	21,562
Grafton Group	14,663	136,939
Grainger	38,769	117,264
Greencore Group	4,714	13,068

LVIP Dimensional International Core Equity Fund–39

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Greene King	21,998	$ 228,979
Greggs	11,750	302,080
Gulf Keystone Petroleum	17,982	50,502
Gym Group	5,199	16,141
H&T Group	4,180	19,530
Halfords Group	18,444	38,598
Halma	16,660	403,262
Hargreaves Lansdown	7,022	179,286
Hastings Group Holdings	20,638	52,273
Hays	111,976	207,589
Headlam Group	2,792	15,568
Helical	8,670	41,468
Henry Boot	32	98
Hikma Pharmaceuticals	11,017	297,831
Hill & Smith Holdings	6,877	105,695
Hilton Food Group	5,422	66,274
Hiscox	8,260	168,559
Hochschild Mining	26,271	66,245
Hollywood Bowl Group	7,810	22,278
HomeServe	22,425	327,012
Howden Joinery Group	51,696	355,796
HSBC Holdings ADR	32,346	1,237,881
HSBC Holdings (London Shares)	15,116	115,823
Hunting	7,524	42,348
Huntsworth	11,191	11,751
Ibstock	28,769	83,551
IMI	23,615	278,747
Imperial Brands	11,011	247,265
Inchcape	37,020	287,380
†Indivior	24,115	14,387
Informa	22,055	230,980
Inmarsat	21,606	155,445
InterContinental Hotels Group ADR	1,600	99,664
International Consolidated Airlines Group (London Stock Exchange)	25,750	150,288
Intertek Group	3,526	237,343
Investec	31,370	161,380
ITV	73,083	113,199
IWG	53,169	267,138
J D Wetherspoon	7,462	142,211
J Sainsbury	75,913	204,843
James Fisher & Sons	4,424	111,782
JD Sports Fashion	41,146	379,770
John Laing Group	20,744	93,793
John Menzies	6,643	32,998
John Wood Group	39,365	183,524
Johnson Matthey	5,452	204,782
Johnson Service Group	7,443	15,924
†JPJ Group	1,380	12,505
Jupiter Fund Management	30,719	134,276
†Just Eat	5,132	42,157
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Just Group	23,048	$ 15,014
Kainos Group	3,464	19,251
KAZ Minerals	17,192	91,684
Keller Group	5,506	38,275
Kier Group	5,265	7,561
Kin and Carta	1,227	1,228
Kingfisher	103,193	262,253
†Lamprell	12,474	7,132
Lancashire Holdings	6,525	59,389
Legal & General Group	195,355	596,286
†Liberty Global Class A	1,294	32,027
†Liberty Global Class C	3,168	75,367
Liontrust Asset Management	2,854	27,161
Lloyds Banking Group	979,844	649,557
Lloyds Banking Group ADR	51,026	134,709
London Stock Exchange Group	5,091	457,170
Lookers	24,983	17,325
LSL Property Services	3,879	10,254
Luceco	17,351	20,587
Man Group	46,872	100,630
Marks & Spencer Group	106,046	240,191
Marshalls	18,591	151,324
Marston's	45,699	69,394
†McBride	15,062	9,889
McCarthy & Stone	29,937	53,410
McColl's Retail Group	81	47
Mears Group	4,643	14,729
Mediclinic International	32,838	133,652
Meggitt	20,267	158,103
Melrose Industries	129,983	322,031
Merlin Entertainments	50,398	280,424
†Metro Bank	783	1,925
Micro Focus International	6,321	88,824
Micro Focus International Sponsored ADR	2,621	37,087
Millennium & Copthorne Hotels	8,935	75,694
†Mitchells & Butlers	17,776	83,710
Mitie Group	21,455	38,620
MJ Gleeson	2,085	20,714
Mondi	7,328	140,312
Moneysupermarket.com Group	27,804	129,303
Morgan Advanced Materials	24,596	78,750
Morgan Sindall Group	3,548	53,135
Motorpoint group	3,394	9,348
N Brown Group	7,054	9,714
National Express Group	32,179	171,319
National Grid	5,598	60,611
National Grid ADR	3,621	196,005

LVIP Dimensional International Core Equity Fund–40

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
NCC Group	2,225	$ 4,766
Next	2,550	193,839
Nichols	578	10,909
Norcros	5,059	15,053
Northgate	15,561	63,139
†Nostrum Oil & Gas	4,575	703
†Ocado Group	7,291	118,593
On the Beach Group	10,599	49,704
OneSavings Bank	17,501	79,489
Oxford Instruments	4,380	68,826
Pagegroup	30,187	162,729
Paragon Banking Group	24,600	145,877
PayPoint	4,583	51,391
Pearson	9,839	89,222
Pendragon	139,742	15,722
Pennon Group	18,814	191,308
Persimmon	14,510	386,984
†Petra Diamonds	54,406	4,382
Petrofac	24,914	122,330
†Petropavlovsk	107,235	12,750
Pets at Home Group	63,897	163,203
Phoenix Group Holdings	28,550	242,666
Photo-Me International	14,970	17,725
Playtech	16,870	88,392
Polar Capital Holdings	2,219	14,842
Polypipe Group	17,691	88,037
Porvair	1,608	11,994
Premier Asset Management Group	4,749	10,954
†Premier Foods	70,103	27,927
†Premier Oil	104,372	99,769
Provident Financial	6,817	34,149
Prudential	3,056	55,378
Prudential ADR	7,067	257,168
QinetiQ Group	10,880	38,630
Quilter	74,576	124,850
Rank Group	8,180	19,069
Reach	20,389	22,262
Reckitt Benckiser Group	2,729	213,079
Redde	19,453	27,411
Redrow	25,958	197,137
RELX	4,305	102,360
RELX ADR	13,938	330,609
RELX (London Stock Exchange)	3,932	93,384
Renewi	30,109	11,182
Renishaw	2,597	116,964
Rentokil Initial	53,152	305,594
Restaurant Group	18,395	32,176
Rhi Magnesita	1,463	72,989
Ricardo	2,769	21,653
Rightmove	41,268	279,229
Rio Tinto	2,407	125,122
Rio Tinto ADR	22,679	1,181,349
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Robert Walters	3,858	$ 25,995
†Rolls-Royce Holdings	32,336	314,204
Rotork	68,114	260,537
Royal Bank of Scotland Group ADR	26,623	135,777
Royal Dutch Shell Class B ADR	20,790	1,245,321
Royal Mail	32,997	85,675
RPS Group	7,026	12,698
RSA Insurance Group	38,840	254,833
Saga	78,942	49,017
Sage Group	22,014	187,078
Savills	14,301	154,527
Scapa Group	10,205	26,977
Schroders	3,458	130,708
Schroders Non-Voting Shares	1,277	38,030
SDL	4,367	28,780
Senior	23,298	53,740
Severfield	10,593	9,258
Severn Trent	6,456	171,841
SIG	28,297	43,761
Smith & Nephew	14,126	340,181
Smith & Nephew ADR	1,200	57,756
Smiths Group	12,463	240,484
Soco International	14,884	11,712
Softcat	7,639	94,120
Sophos Group	12,175	59,964
Spectris	3,984	119,591
Speedy Hire	31,265	19,759
Spirax-Sarco Engineering	2,357	227,082
Spire Healthcare Group	26,170	35,910
Spirent Communications	22,437	54,789
†Sports Direct International	18,564	63,728
SSE	16,126	246,693
SSP Group	22,783	173,485
St James's Place	4,262	51,262
St Modwen Properties	17,704	94,501
Stagecoach Group	50,853	83,598
Standard Chartered	22,810	191,465
Standard Lifeerdeen	39,994	140,464
SThree	11,172	41,622
Stobart Group	5,767	8,977
Stock Spirits Group	10,748	30,655
Subsea 7	8,934	91,890
Superdry	2,865	14,506
Synthomer	23,821	95,014
TalkTalk Telecom Group	67,813	87,440
Tate & Lyle	35,128	317,807
Taylor Wimpey	239,709	475,805
Ted Baker	2,008	23,924
Telecom Plus	5,532	83,537
Tesco	103,605	306,305

LVIP Dimensional International Core Equity Fund–41

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
=†Thomas Cook Group	66,553	$ 0
Topps Tiles	15,052	12,585
†TORM	1,433	12,114
TP ICAP	40,397	169,116
Travis Perkins	20,068	318,320
TT Electronics	10,234	31,458
TUI	8,315	96,570
Tullow Oil	137,308	359,868
Tyman	8,845	26,210
U & I Group	11,376	21,914
Ultra Electronics Holdings	5,963	148,089
Unilever	387	23,259
Unilever ADR	11,978	719,878
Unilever CVA	2,570	154,322
Unilever (New York Shares)	13,473	808,784
United Utilities Group	17,495	177,583
Urban & Civic	4,192	16,700
†Vectura Group	51,794	54,640
Vertu Motors	43,524	17,820
Vesuvius	16,688	93,442
Victrex	6,737	178,395
Vitec Group	2,446	37,443
Vodafone Group	225,670	449,603
Vodafone Group ADR	2,400	47,784
Volution Group	1,302	2,690
Vp	1,013	10,086
Weir Group	981	17,185
WH Smith	5,900	144,167
Whitbread	1,705	89,988
William Hill	57,293	132,149
Wincanton	9,853	27,137
Wm Morrison Supermarkets	114,587	282,139
WPP	35,301	442,016
WPP ADR	400	25,036
†Xaar	886	453
XP Power	694	20,565
		54,910,393
United States–0.19%
Burford Capital	9,733	98,264
Carnival (London Stock Exchange)	1,149	47,546
Diversified Gas & Oil	7,951	10,754
Ferguson	4,378	319,509
Waste Connections	2,995	275,540
		751,613
Total Common Stock (Cost $393,321,628)		388,365,383
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS–0.43%
Germany–0.43%
Bayerische Motoren Werke 6.51%	1,437	$ 79,829
Biotest	765	18,344
Draegerwerk & Co.	847	37,585
FUCHS PETROLUB 2.75%	2,745	102,948
Henkel & Co. 1.94%	1,817	179,790
Jungheinrich	4,759	102,627
Schaeffler	9,333	71,569
Sixt	1,464	96,231
STO & Co.	150	15,679
Villeroy & Boch	830	11,395
Volkswagen 2.85%	5,806	987,515
Total Preferred Stocks (Cost $2,042,293)		1,703,512
RIGHTS–0.00%
Australia–0.00%
=†Metals X	4,330	0
†Thorn Group	8,175	28
		28
Canada–0.00%
=†Pan American Silver expiration date 2/22/29	7,972	1,862
		1,862
Singapore–0.00%
†Chip Eng Seng	10,150	7
		7
United States–0.00%
=†Pan American Silver expiration date 2/22/29	4,400	1,027
		1,027
Total Rights (Cost $5,268)		2,924
WARRANT–0.00%
Singapore–0.00%
=†Ezion Holdings exp 4/16/23 exercise price SGD 0.2763	26,754	0
Total Warrant (Cost $0)		0

MONEY MARKET FUND–0.42%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 1.88%)	1,655,885	1,655,885
Total Money Market Fund (Cost $1,655,885)		1,655,885

LVIP Dimensional International Core Equity Fund–42

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.50% (Cost $397,025,074)	$391,727,704
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.50%	1,962,035
NET ASSETS APPLICABLE TO 38,365,271 SHARES OUTSTANDING–100.00%	$393,689,739

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

Summary of Abbreviations:
ADR–American Depositary Receipt
CDI–Chess Depository Interest
CVA–Dutch Certificate
FDR–Fiduciary Depositary Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
LNG–Liquefied Natural Gas
SDR–Swedish Depositary Receipt
SGD–Singapore Dollar
See accompanying notes.
LVIP Dimensional International Core Equity Fund–43

LVIP Dimensional International Core Equity Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional International Core Equity Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).
 Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$1,313,554	$24,081,365	$8,993	$25,403,912
Austria	577,831	1,451,849	—	2,029,680
Belgium	515,240	4,658,242	—	5,173,482
Canada	37,669,290	51,050	—	37,720,340
Chile	—	165,593	—	165,593
China	—	9,971	—	9,971
Colombia	—	124,763	—	124,763
Denmark	600,968	5,601,249	—	6,202,217
Finland	783,792	5,338,475	—	6,122,267
LVIP Dimensional International Core Equity Fund–44

LVIP Dimensional International Core Equity Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
France	$1,321,390	$28,954,794	$—	$30,276,184
Germany	2,909,113	24,585,613	—	27,494,726
Hong Kong	281,378	10,195,633	3,616	10,480,627
Ireland	2,168,094	955,542	—	3,123,636
Isle Of Man	—	266,825	—	266,825
Israel	311,604	2,825,649	—	3,137,253
Italy	578,701	10,133,832	5	10,712,538
Japan	570,202	93,563,957	—	94,134,159
Jersey	—	108,407	—	108,407
Luxembourg	—	838,044	—	838,044
Macau	—	258,467	—	258,467
Mexico	—	25,154	—	25,154
Mongolia	—	4,225	—	4,225
Netherlands	2,829,583	9,285,552	—	12,115,135
New Zealand	42,124	1,670,827	—	1,712,951
Norway	201,329	3,045,302	—	3,246,631
Portugal	83,815	715,147	—	798,962
Russia	—	58,169	—	58,169
Singapore	164,012	3,880,041	21,209	4,065,262
Spain	648,146	7,710,691	—	8,358,837
Sweden	567,721	9,757,741	—	10,325,462
Switzerland	1,816,077	26,338,728	—	28,154,805
United Arab Emirates	—	54,693	—	54,693
United Kingdom	18,084,421	36,825,972	—	54,910,393
United States	286,294	465,319	—	751,613
Preferred Stocks
Germany	34,023	1,669,489	—	1,703,512
Rights	7	28	2,889	2,924
Warrant	—	—	—	—
Money Market Fund	1,655,885	—	—	1,655,885
Total Investments	$76,014,594	$315,676,398	$36,712	$391,727,704
The securities that have been valued at zero on the “Schedule of Investments” are considered to be Level 3 investments in this table.
During the period ended September 30, 2019, transfers out of Level 2 investments into Level 3 investments were made in the amount of $91,601 and there was transfers out of Level 3 investments into Level 2 investments were made in the amount of $23,562 for the Fund. The transfer was due to the Fund’s pricing vendor being able to supply a matrix price for the investments that had been utilizing a broker quoted price. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Dimensional International Core Equity Fund–45